As filed with the Securities and Exchange Commission on September 7, 2016

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21422

Trust for Advised Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street Milwaukee, Wisconsin			53202
(Address of principal executive offices)			(Zip code)

Christopher E. Kashmerick Trust for Advised Portfolios 2020 East Financial Way, Suite 100 Glendora, CA 91741
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(626) 914-7385

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2016

Item 1. Reports to Stockholders.

Semi-Annual Report

June 30, 2016

1919 FINANCIAL SERVICES FUND

1919 MARYLAND TAX-FREE INCOME FUND

1919 SOCIALLY RESPONSIVE BALANCED FUND

Table of Contents

1919 Financial Services Fund
Fund Expenses	5
Fund at a glance	6
Schedule of Investments	7
Statement of Assets and Liabilities	9
Statement of Operations	10
Statements of Changes in Net Assets	11
Financial Highlights	12
1919 Maryland Tax-Free Income Fund
Fund Expenses	19
Fund at a glance	20
Schedule of Investments	21
Statement of Assets and Liabilities	26
Statement of Operations	27
Statements of Changes in Net Assets	28
Financial Highlights	29
1919 Socially Responsive Balanced Fund
Fund Expenses	36
Fund at a glance	37
Schedule of Investments	38
Statement of Assets and Liabilities	44
Statement of Operations	45
Statements of Changes in Net Assets	46
Financial Highlights	47
Notes	51
Other Information	64
Directory of Funds' Service Providers	Back Cover

1919 Funds 2016 Semi-Annual Report

1919 Financial Services Fund
Letter to Shareholders

Dear Shareholder,

The first six months of 2016 was a volatile period for financial markets on many fronts. U.S. economic data was mixed throughout and indicative of a slow growth economy. Oil prices swung dramatically, declining from already low levels earlier in the year only to recover over 50% by June. Concerns spread that European and Asian economic slowdowns might impact the U.S. The probability of multiple Fed Fund rate increases in the medium term was lowered. These developments created a volatile period for equity markets and both the S&P 500 and S&P 500 Financials indices declined by double digit percentages before rebounding by mid-year.

Encouragingly there was also good news; in late June the Fed announced that the largest U.S. banks that collectively represent more than 80% of domestic bank assets had passed the stress tests. This result ensured that these banks were on a path for continued dividend increases and share buybacks. For banks of all capitalizations, core loan growth was solid and credit quality trends remained generally benign. To help mitigate the impact of a lower for longer interest rate environment, many financial companies embarked on further operating efficiency gains.

For the six months ended June 30, 2016, the 1919 Financial Services Fund returned -1.40%. The Fund's unmanaged benchmarks, the S&P 500 Index and S&P 500 Financials Index returned 3.84% and -3.05% respectively for the same period.

How did we respond to these changing market conditions?

During the six months we took advantage of the volatility and added to new and existing positions of bank and insurance companies. These companies were viewed as having above average growth opportunities combined with attractive valuations. We pared back and sold some bank, insurance, and financial technology related positions due to valuation or deteriorating business fundamentals.

What were the leading contributors to performance?

Collectively our insurance and financial technology companies contributed the most to performance. The top five performing stocks were Fidelity National Information Services, Inc,

1919 Funds 2016 Semi-Annual Report

1919 Financial Services Fund
Letter to Shareholders (cont'd)

AMERISAFE, Inc., Crown Castle International Corp., Fiserv, Inc., and Brown & Brown, Inc.

What were the leading detractors to performance?

The five stocks that performed the worst were CIT Group Inc., Bank of the Ozarks, Inc., Invesco Ltd., Bank of America Corp., and East West Bancorp, Inc. We sold a couple of these holdings throughout the period and deployed the proceeds in companies that in our view have relatively more favorable earnings outlooks.

Thank you for your investment in 1919 Financial Services Fund. As always we appreciate that you have chosen us to manage your assets and we remain focused on achieving the Fund's investment goals.

Sincerely,

Christopher J. Perry, CFA
Portfolio Manager
1919 Investment Counsel, LLC

Lee Robertson, CFA
Portfolio Manager
1919 Investment Counsel, LLC

Definitions:

S&P 500 Index — The S&P 500 Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.
S&P 500 Financials Index — The S&P 500 Financials Index comprises those companies included in the S&P 500 that are classified as members of the Global Industry Classification Standard financials sector.
Lipper Financial Services Fund Category — Funds invest primarily in equity securities of companies engaged in providing financial services, including but not limited to banks, finance companies, insurance companies, and securities/brokerage firms.

One cannot invest directly in an index.

Views are subject to change at any time based on market or other conditions. This information should not be construed as a recommendation for any specific security.

All investments are subject to risk including the possible loss of principal. Past performance in no guarantee of future results.

In addition to normal risks associated with equity investing, narrowly focused investments typically exhibit higher volatility. The financial services sector may be subject to greater governmental regulation, competitive pressures and rapid technological change and obsolescence, which may have a materially adverse effect on the sector. Additionally, the Fund's performance will be influenced by political, social and economic factors affecting investments in companies in foreign countries. Investing in ETFs are subject to additional risks that do not apply to conventional mutual funds, including the risks that the market price of the shares

1919 Funds 2016 Semi-Annual Report

may trade at a discount to its net asset value ("NAV"), an active secondary trading market may not develop or be maintained, or trading may be halted by the exchange in which they trade, which may impact a Funds ability to sell its shares. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Please see the Fund's prospectus for a more complete discussion of these and other risks, and the Fund's investment strategies.

Must be preceded or accompanied by a prospectus.

Fund holdings and sector allocations are subject to change at any time and should not be considered a recommendation to buy or sell any security. Please refer to the Schedule of Investments in this report for a complete list of Fund holdings.

1919 Investment Counsel is the Adviser to the 1919 Funds, which are distributed by Quasar Distributors, LLC.

1919 Funds 2016 Semi-Annual Report

Fund performance (unaudited)

Total Returns as of June 30, 2016

6 Months
1919 Financial Services Fund Class A
With Sales Charges†
Class A	-7.07%
Class C	-2.64
Without Sales Charges
Class A	-1.40
Class C	-1.66
Class I	-1.18
S&P 500 Index(i)	3.84
S&P Financials Index(ii)	-3.05

†  Class A Shares have a maximum initial sales charge of 5.75% and Class C Shares have a contingent deferred sales charge (CDSC) of 1.00% for shares redeemed within one year of purchase.

As of the Fund's current prospectus dated April 30, 2016, the gross total annual operating expense ratios for Class A, Class C and Class I were 1.45%, 2.22% and 1.20%, respectively. The total net annual operating expense ratios for Class A, Class C and Class I were 1.45%, 2.13% and 1.05%(iii), respectively. Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease, and Fund expense ratios are more likely to increase when markets are volatile.

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Fund returns assume the reinvestment of all distributions, at net asset value and the deduction of all Fund expenses. Total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-844-828-1919.

As of November 7, 2014, the Fund assumed the performance, financial and other historic information of the Legg Mason Investment Counsel Financial Services Fund. Fund holdings and sector allocations are subject to change at any time and should not be considered a recommendation to buy or sell any security. Please refer to the Schedule of Investments in this report for a complete list of Fund holdings.

(i)  The S&P 500 Index is an unmanaged index of 500 stocks and is generally representative of the performance of larger companies in the U.S.

(ii)  The S&P 500 Financials Index is a capitalization-weighted index representing nine financial groups and fifty-three financial companies, calculated monthly with dividends reinvested at month-end.

(iii)  The advisor has contractually agreed to waive fees and reimburse operating expenses through December 31, 2016.

The Indices are unmanaged and are not subject to the same management and trading expenses as a mutual fund. Please note that an investor cannot invest directly in an index.

1919 Funds 2016 Semi-Annual Report

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on January 1, 2016 and held for the six months ended June 30, 2016. The hypothetical example is based on a six-month period ended June 30, 2016.

Actual expenses

The table below titled "Based on Actual Total Return" provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Expenses Paid During the Period".

Hypothetical example for comparison purposes

The table below titled "Based on Hypothetical Total Return" provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return1

	Actual Total Return[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	-1.40%	$1,000.00	$986.00	1.44%	$7.11
Class C	-1.66	1,000.00	983.40	2.13	10.50
Class I	-1.18	1,000.00	988.20	1.05	5.19

Based on hypothetical total return1

	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	5.00%	$1,000.00	$1,017.70	1.44%	$7.22
Class C	5.00	1000.00	1,014.27	2.13	10.67
Class I	5.00	1000.00	1,019.64	1.05	5.27

1  For the six months ended June 30, 2016.

2  Assumes the reinvestment of all distributions at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge ("CDSC") with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower.

3  Expenses (net of fee waivers and/or expense reimbursements) are equal to each class' annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), then divided by 366.

1919 Funds 2016 Semi-Annual Report

Fund at a glance (unaudited)

Investment breakdown (%) as a percent of total investments

1919 Funds 2016 Semi-Annual Report

Schedule of investments (Unaudited)

June 30, 2016

1919 Financial Services Fund

Security	Shares	Value
Common Stocks — 97.6%
Capital Markets — 6.4%
Affiliated Managers Group Inc.	9,392	$1,322,112	*
Ameriprise Financial Inc.	18,425	1,655,486
Invesco Ltd.	95,500	2,439,070
T. Rowe Price Group Inc.	25,080	1,830,088
Total Capital Markets		7,246,756
Commercial Banks — 49.4%
American River Bankshares	49,945	506,942	*(a)
Bank of America Corp.	120,000	1,592,400
Bank of the Ozarks Inc.	48,000	1,800,960
Banner Corp.	52,142	2,218,121
Berkshire Hills Bancorp Inc.	70,000	1,884,400
Bryn Mawr Bank Corp.	65,000	1,898,000
C1 Financial Inc.	60,000	1,399,800	*
Centerstate Banks Inc.	107,300	1,689,975
CoBiz Financial Inc.	185,000	2,164,500
Columbia Banking System Inc.	75,000	2,104,500
Comerica Inc.	48,550	1,996,861
Customers Bancorp Inc.	42,000	1,055,460	*
Farmers & Merchants Bank of Long Beach	200	1,240,000	(a)
First Connecticut Bancorp Inc.	45,000	745,200
First Financial Bancorp	27,000	525,150
First Foundation Inc.	40,000	860,000	*
Heritage Financial Corp.	113,000	1,986,540
Heritage Oaks Bancorp	176,500	1,401,410
JPMorgan Chase & Co.	63,310	3,934,083
MB Financial Inc.	64,000	2,321,920
Northrim Bancorp Inc.	39,100	1,027,939
Pacific Continental Corp.	155,000	2,435,050
Paragon Commercial Corp.	22,500	787,500	*
People's Utah Bancorp	75,000	1,245,000
PNC Financial Services Group Inc.	27,000	2,197,530
QCR Holdings Inc.	90,500	2,460,695	(a)
Royal Bank of Canada	16,600	980,877
Sterling Bancorp	163,200	2,562,240
SVB Financial Group	22,000	2,093,520	*
TCF Financial Corp.	60,000	759,000
U.S. Bancorp	60,500	2,439,965
Webster Financial Corp.	68,895	2,338,985
Western Alliance Bancorp	20,000	653,000	*
Wintrust Financial Corp.	20,000	1,020,000
Total Commercial Banks		56,327,523

1919 Funds 2016 Semi-Annual Report

Schedule of investments (Unaudited) (cont'd)

June 30, 2016

1919 Financial Services Fund

Security	Shares	Value
Consumer Finance — 3.0%
Discover Financial Services	63,000	$3,376,170
Total Consumer Finance		3,376,170
Diversified Financial Services — 2.1%
Intercontinental Exchange Inc.	9,500	2,431,620
Total Diversified Financial Services		2,431,620
Insurance — 12.3%
American Financial Group Inc.	28,650	2,118,094
AMERISAFE Inc.	35,000	2,142,700
Brown & Brown Inc.	57,000	2,135,790
Chubb Ltd	21,500	2,810,265
Hanover Insurance Group Inc.	26,000	2,200,120
James River Group Holdings Ltd	20,000	679,200
MetLife Inc.	50,000	1,991,500
Total Insurance		14,077,669
IT Services — 11.4%
Black Knight Financial Services Inc., Class A Shares	25,000	940,000	*
Fidelity National Information Services Inc.	37,000	2,726,160
Fiserv Inc.	24,840	2,700,853	*
Global Payments Inc.	49,699	3,547,515
Visa Inc., Class A Shares	41,400	3,070,638
Total IT Services		12,985,166
Professional Services — 2.4%
Verisk Analytics Inc., Class A Shares	33,500	2,716,180	*
Total Professional Services		2,716,180
Real Estate Investment Trust (REITs) — 4.9%
Crown Castle International Corp.	21,000	2,130,030
Simon Property Group LP	16,000	3,470,400
Total Real Estate Investment Trust (REITs)		5,600,430
Thrifts & Mortgage Finance — 5.7%
Fox Chase Bancorp Inc.	90,000	1,830,600
Territorial Bancorp Inc.	65,000	1,720,550
WSFS Financial Corp.	92,803	2,987,329
Total Thrifts & Mortgage Finance		6,538,479
Total Common Stocks (Cost — $78,950,532)		111,299,993
Total Investments — 97.6% (Cost — $78,950,532)		111,299,993
Other Assets in Excess of Liabilities — 2.4%		2,703,115
Total Net Assets — 100.0%		$114,003,108

Notes:

*  Non-income producing security.

(a)  Illiquid securities at June 30, 2016; the aggregate value of these illiquid securities $4,207,637 or 3.7% of net assets.

1919 Funds 2016 Semi-Annual Report

1919 Financial Services Fund

Statement of assets and liabilities

June 30, 2016 (Unaudited)

Assets:
Investments in securities at value (cost $78,950,532)	$111,299,993
Foreign currency at value (cost $17,475)	18,060
Cash	2,160,841
Receivable for Fund shares sold	1,029,728
Dividends and interest receivable	60,888
Prepaid expenses	36,308
Total Assets	114,605,818
Liabilities:
Payable for Fund shares repurchased	139,838
Payable for securities purchased	250,947
Investment management fee payable	63,344
Service and/or distribution fees payable	93,890
Accrued other expenses	54,691
Total Liabilities	602,710
Net Assets	$114,003,108
Components of Net Assets:
Paid-in capital	$78,578,942
Undistributed net investment income	292,553
Accumulated net realized gain on investments	2,781,544
Net unrealized appreciation (depreceiation) on:
Investments	32,349,461
Foreign currency	608
Net Assets	$114,003,108
Class A:
Net Assets	$65,972,683
Shares Issued and Outstanding	3,469,422
Net Asset Value and Redemption Price	$19.02
Maximum Public Offering Price (based on maximum initial sales charge of 5.75%)	$20.18
Class C:
Net Assets	$24,932,460
Shares Issued and Outstanding	1,404,213
Net Asset Value, Redemption Price* and Offering Price Per Share	$17.76
Class I:
Net Assets	$23,097,965
Shares Issued and Outstanding	1,203,475
Net Asset Value, Redemption Price and Offering Price Per Share	$19.19

*  Redemption price per share of Class C shares is NAV reduced by a 1.00% CDSC if shares are redeemed within one year of purchase. (See Note 3).

The Accompanying Notes are an Integral Part of these Financial Statements.

1919 Funds 2016 Semi-Annual Report

1919 Financial Services Fund

Statement of operations

For the Six Months Ended June 30, 2016 (Unaudited)

Investment Income:
Dividend income (Net of foreign tax of $2,472)	$1,089,183
Total Investment Income	1,089,183
Expenses:
Investment management fee (Note 3)	443,675
Service and/or distribution fees (Note 6)	204,621
Transfer agent fees and expenses (Note 6)	105,173
Administration and fund accounting fees	36,862
Registration fees	26,234
Shareholder reporting fees	19,585
Custody fees	8,482
Audit fees	7,469
Trustees' fees	5,768
Legal fees	5,344
Insurance fees	3,270
Compliance fees	2,982
Miscellaneous	2,535
Total Expenses	872,000
Expenses waived by the Adviser	(30,127)
Net Expenses	841,873
Net Investment Income	247,310
Realized and Unrealized Gain on Investments and Foreign Currency
Net realized gain on:
Investments	1,650,101
Foreign currency	2,821
Net Realized Gain	1,652,922
Net change in unrealized appreciation/depreciation on:
Investments	(4,234,448)
Foreign currency	1,948
Net Change in Unrealized Appreciation/Depreciation	(4,232,500)
Net Realized and Unrealized Loss on Investments	(2,579,578)
Net Decrease in Net Assets Resulting from Operations	$(2,332,268)

The Accompanying Notes are an Integral Part of these Financial Statements.

1919 Funds 2016 Semi-Annual Report

1919 Financial Services Fund

Statements of changes in net assets

For the Six Months Ended June 30, 2016 (Unaudited)/ For the Year Ended December 31, 2015	2016	2015
Increase in Net Assets From: Operations:
Net investment income	$247,310	$518,268
Net realized gain	1,652,922	8,169,745
Net change in unrealized appreciation/depreciation	(4,232,500)	(2,118,144)
Net Decrease in Net Assets Resulting From Operations	(2,332,268)	6,569,869
Distributions to Shareholders:
From net investment income
Class A	—	(314,621)
Class C	—	—
Class I	—	(159,013)
From net realized gains:
Class A	—	(4,523,701)
Class C	—	(1,818,266)
Class I	—	(1,533,121)
Total Distributions to Shareholders	—	(8,348,722)
Capital Transactions:
Net proceeds from shares sold	13,161,818	27,660,674
Reinvestment of distributions	—	7,752,511
Cost of shares repurchased	(18,808,203)	(26,818,264)
Net Increase (Decrease) in Net Assets From Capital Transactions	(5,646,385)	8,594,921
Total Increase (Decrease) in Net Assets	(7,978,653)	6,816,068
Net Assets:
Beginning of period	121,981,761	115,165,693
End of period	$114,003,108	$121,981,761
Undistributed net investment income	$292,553	$45,243

The Accompanying Notes are an Integral Part of these Financial Statements.

1919 Funds 2016 Semi-Annual Report

1919 Financial Services Fund

Financial highlights

For a share of beneficial interest outstanding through each period ended December 31, unless otherwise noted:

Class A Shares	2016*	2015	2014[1]	2014[2]	2013[2]	2012[2]	2011[2]
Net asset value, beginning of period	$19.28	$19.40	$18.63	$15.13	$12.47	$12.05	$11.02
Income from investment operations:
Net investment income[3]	0.05	0.11	0.06	0.05	0.06	0.08	0.02
Net realized and unrealized gain on investments	(0.31)	1.17	1.21	3.47	2.64	0.42	1.00
Proceeds from settlement of a regulatory matter	—	—	—	—	—	—	0.01
Total income from investment operations	(0.26)	1.28	1.27	3.52	2.70	0.50	1.03
Less distributions:
From net investment income	—	(0.09)	(0.07)	(0.02)	(0.04)	(0.08)	—
From net realized gain on investments	—	(1.31)	(0.43)	—	—	—	—
Total distributions	0.00	(1.40)	(0.50)	(0.02)	(0.04)	(0.08)	0.0
Net asset value, end of period	$19.02	$19.28	$19.40	$18.63	$15.13	$12.47	$12.05
Total return[4]	(1.40)%[5]	6.53%	6.81%[5]	23.26%	21.68%	4.28%	9.35%[6]
Supplemental data and ratios:
Net assets, end of period (in thousands)	$65,973	$70,630	$64,795	$77,220	$41,972	$29,082	$33,874
Ratios to average net assets
Gross expenses	1.44%[7]	1.45%	1.44%[7]	1.46%	1.68%	1.70%	1.71%
Net Expenses[9]	1.44[7]	1.45	1.44[7,8,10]	1.46[8]	1.50[8,10]	1.50[8,10]	1.50[8,10]
Net investment income	0.52[7]	0.54	0.44[7]	0.27	0.49	0.71	0.21
Portfolio turnover rate	4%[5]	20%	11%[5]	14%	14%	15%	18%

*  For the six months ended June 30, 2016 (unaudited).

1  For the period ended April 1, 2014 through December 31, 2014. See Note 1.

2  For the year ended March 31.

3  Per share amounts have been calculated using the average shares method.

4  Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

5  Not annualized.

6  The total return reflects a payment received due to the settlement of a regulatory matter. Absent this payment, the total return would have been 9.26%. Class A received $25,582 related to this distribution.

7  Annualized.

8  The impact of compensating balance arrangements, if any, was less than 0.01%.

9  As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 1.50%. This expense limitation arrangement cannot be terminated prior to December 31, 2016 without the Board of Trustees' consent.

10  Reflects fee waivers and/or expense reimbursements.

The Accompanying Notes are an Integral Part of these Financial Statements.

1919 Funds 2016 Semi-Annual Report

For a share of beneficial interest outstanding through each period ended December 31, unless otherwise noted

Class C Shares	2016*	2015	2014[1]	2014[2]	2013[2]	2012[2]	2011[2]
Net asset value, beginning of period	$18.06	$18.30	$17.63	$14.40	$11.92	$11.51	$10.60
Income from investment operations:
Net investment loss[3]	(0.01)	(0.03)	(0.03)	(0.06)	(0.03)	(0.00)[4]	(0.06)
Net realized and unrealized gain on investments	(0.29)	1.10	1.14	3.29	2.51	0.41	0.95
Proceeds from settlement of a regulatory matter	—	—	—	—	—	—	0.02
Total income from investment operations	(0.30)	1.07	1.11	3.23	2.48	0.41	0.91
Less distributions:
From net investment income	—	—	(0.01)	—	—	—	—
From net realized gain on investments	—	(1.31)	(0.43)	—	—	—	—
Total distributions	0.00	(1.31)	(0.44)	0.00	0.00	0.00	0.00
Net asset value, end of period	$17.76	$18.06	$18.30	$17.63	$14.40	$11.92	$11.51
Total return[5]	(1.66)%[6]	5.77%	6.28%[6]	22.43%	20.81%	3.56%	8.58%[7]
Supplemental data and ratios:
Net assets, end of period (in thousands)	$24,932	$26,919	$25,498	$26,484	$17,173	$16,194	$20,252
Ratios to average net assets
Gross expenses	2.23%[10]	2.22%	2.14%[10]	2.13%	2.28%	2.30%	2.29%
Net Expenses[9]	2.13[10,11]	2.13[11]	2.11[8,10,11]	2.13[8]	2.25[8,11]	2.25[8,11]	2.23[8,11]
Net investment income	(0.17)[10]	(0.15)	(0.20)[10]	(0.40)	(0.27)	(0.03)	(0.52)
Portfolio turnover rate	4%[6]	20%	11%[6]	14%	14%	15%	18%

*  For the six months ended June 30, 2016 (unaudited).

1  For the period ended April 1, 2014 through December 31, 2014. See Note 1.

2  For the year ended March 31.

3  Per share amounts have been calculated using the average shares method.

4  Amount represents less than $0.01 per share.

5  Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

6  Not annualized.

7  The total return reflects a payment received due to the settlement of a regulatory matter. Absent this payment, the total return would have been 8.40%. Class C received $43,780 related to this distribution.

8  The impact of compensating balance arrangements, if any, was less than 0.01%.

9  As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 2.25%. This expense limitation arrangement cannot be terminated prior to December 31, 2016 without the Board of Trustees' consent.

10  Annualized.

11  Reflects fee waivers and/or expense reimbursements.

The Accompanying Notes are an Integral Part of these Financial Statements.

1919 Funds 2016 Semi-Annual Report

1919 Financial Services Fund

Financial highlights (cont'd)

For a share of beneficial interest outstanding through each period ended December 31, unless otherwise noted:

Class I Shares	2016*	2015	2014[1]	2014[2]	2013[2]	2012[2]	2011[2]
Net asset value, beginning of period	$19.42	$19.50	$18.71	$15.17	$12.50	$12.07	$11.01
Income from investment operations:
Net investment income[3]	0.08	0.19	0.12	0.12	0.11	0.11	0.05
Net realized and unrealized gain on investments	(0.31)	1.18	1.21	3.49	2.63	0.42	1.01
Total income from investment operations	(0.23)	1.37	1.33	3.61	2.74	0.53	1.06
Less distributions:
From net investment income	—	(0.14)	(0.11)	(0.07)	(0.07)	(0.10)	—
From net realized gain on investments	—	(1.31)	(0.43)	—	—	—	—
Total distributions	0.00	(1.45)	(0.54)	(0.07)	(0.07)	(0.10)	0.00
Net asset value, end of period	$19.19	$19.42	$19.50	$18.71	$15.17	$12.50	$12.07
Total return[4]	(1.18)%[5]	6.93%	7.10%[5]	23.75%	22.12%	4.58%	9.63%
Supplemental data and ratios:
Net assets, end of period (in thousands)	$23,098	$24,432	$24,873	$25,360	$14,718	$7,256	$4,877
Ratios to average net assets
Gross expenses	1.20%[8]	1.20%	1.10%[8]	1.05%	1.21%	1.24%	1.39%
Net Expenses[7]	1.05[8]	1.05[9]	1.06[6,8,9]	1.05[6]	1.21[6]	1.22[6]	1.21[6,9]
Net investment income	0.91[8]	0.93	0.84[8]	0.68	0.81	1.01	0.48
Portfolio turnover rate	4%[5]	20%	11%[5]	14%	14%	15%	18%

*  For the six months ended June 30, 2016 (unaudited).

1  For the period ended April 1, 2014 through December 31, 2014. See Note 1.

2  For the year ended March 31.

3  Per share amounts have been calculated using the average shares method.

4  Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

5  Not Annualized.

6  The impact of compensating balance arrangements, if any, was less than 0.01%.

7  As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 1.05%. Prior to November 10, 2014, this limitation was 1.25%. This expense limitation arrangement cannot be terminated prior to December 31, 2016 without the Board of Trustees' consent.

8  Annualized.

9  Reflects fee waivers and/or expense reimbursements.

The Accompanying Notes are an Integral Part of these Financial Statements.

1919 Funds 2016 Semi-Annual Report

1919 Maryland Tax-Free Income Fund
Letter to Shareholders

Dear Shareholder,

Tax-free bonds continued an unprecedented run of solid performance during the reporting period, with yields on longer maturities approaching the lowest levels since 1965. Ten-year AAA-rated municipal bond yields, as measured by Thomson Reuters Municipal Market Monitor, collapsed 31 basis points in June alone and 35 basis points during the second quarter, ending at 1.35%. Thirty-year municipal yields dropped an astonishing 67 basis points over the past three months, ending at 2.02% as of 06/30/2016. Despite absolute returns that would be considered solid in normal environments, the 1919 Maryland Tax-Free Income Fund fared poorly on a relative basis due to its defensive posture in this environment of collapsing interest rates, as the I-shares returned 2.61% year-to-date through June, versus 4.33% for the Barclays Municipal Bond Index, a proxy for the overall municipal bond market. As has been the case for some time, the volume of bonds being sold within the tax-free market is insufficient to keep up with the simple reinvestment of coupons, maturities and call proceeds. Despite a slight uptick in June, issuance within the tax-free market is running 3.6% below last year's pace, while Maryland issuance is running 6.6% behind last year through the end of June. Compounding the scarcity of paper is the fact that most of the recent issuance is for refunding purposes, which does not add to the stock of outstanding bonds, but instead replaces older, higher yielding bonds with new debt paying lower coupons. Despite the unprecedented low level of yields, tax-free bond mutual funds experienced unrelenting demand as evidenced by 39 straight weeks of positive inflows, with the week of June 22nd being the heaviest since January 2013 according to Lipper US Fund Flows data. What started as a trade to maximize after-tax returns in the aftermath of an increase in marginal tax rates has since ballooned into indiscriminate buying in the aftermath of the surprising Brexit vote, which has been benefitting all dollar-denominated fixed income assets.

Clearly the market is not in balance. Given that U.S. fixed income assets comprise almost half of all global sovereign debt with a positive yield, it seems likely that non-traditional buyers should work their way into a high quality market such as the domestic municipal bond market. This includes foreign buyers

1919 Funds 2016 Semi-Annual Report

1919 Maryland Tax-Free Income Fund
Letter to Shareholders (cont'd)

who do not benefit from the tax exemption, which is a new phenomenon. Clearly this is a different environment than we are used to seeing, and the post-Brexit vote only adds to the confusion. For many the temptation is to capitulate and chase the minimal incremental yield of longer duration assets, we remain mindful of the potential damage to total returns any rise in rates would be to longer-dated bonds. While we are mindful that things do seem different this time (most notably the negative yield environment overseas and the corresponding non-traditional foreign buying within the domestic tax-free bond market), we remain committed to a conservative risk-adjusted approach. Therefore we intend to maintain a defensive duration stance accordingly until rates move somewhat higher as investors digest the global uncertainty and re-focus on the positive trends within the domestic economy.

Sincerely,

R. Scott Pierce, CFA
Portfolio Manager
1919 Investment Counsel, LLC

Barclays Municipal Bond Index — The Barclays Municipal Bond Index is a market value weighted index of investment grade municipal bonds with maturities of one year or more.

Basis point — Basis point is a unit equal to 1/100th of 1% and is used to denote the change in a financial instrument.

Duration — Duration is a commonly used measure of the potential volatility of the price of a debt security, or the aggregate market value of a portfolio of debt securities, prior to maturity. Securities with a longer duration generally have more volatile prices than securities of a comparable quality with a shorter duration.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results.

Bonds are subject to a variety of risks, including interest rate, credit and inflation risks. As interest rates rise, bond prices fall, reducing the value of a fixed-income investment. Municipal securities purchased by the Fund may be adversely affected by changes in the financial condition of municipal issuers and insurers, regulatory and political developments, uncertainties and public perceptions, and other factors. As a "non-diversified" fund, an investment in the Fund will entail greater price risk than an investment in a diversified fund because a higher percentage of investments among fewer issuers may result in greater fluctuation in the total market value of the Fund's portfolio. Please see the Fund's prospectus for a more complete discussion of these and other risks, and the Fund's investment strategies.

1919 Funds 2016 Semi-Annual Report

Opinions expressed are subject to change at any time, are not guaranteed and should not be considered investment advice.

Credit Quality reflects the credit rating assigned by Fitch, Moody's or S&P. Ratings are subject to change and generally expressed as a scale from AAA to D, where higher-rated bonds are in the A's and lower-rated in the C's. Any bond rated BBB or higher is considered investment grade debt. The credit quality of the investments in the portfolio does not apply to the stability or safety of the Fund or its shares.

Must be preceded or accompanied by the Prospectus.

Fund holdings and sector allocations are subject to change at any time and should not be considered a recommendation to buy or sell any security. Please refer to the Schedule of Investments in this report for a complete list of Fund holdings.

1919 Investment Counsel is the Adviser to the 1919 Funds, which are distributed by Quasar Distributors, LLC.

1919 Funds 2016 Semi-Annual Report

Fund performance (unaudited)

Total Returns as of June 30, 2016

6 Months
1919 Maryland Tax-Free Income Fund
With Sales Charges†
Class A	-1.77%
Class C	1.25
Without Sales Charges
Class A	2.59
Class C	2.25
Class I	2.61
Barclays Municipal Bond Index(ii)	4.33

†  Class A Shares have a maximum initial sales charge of 4.25% and Class C Shares have a contingent deferred sales charge (CDSC) of 1.00% for shares redeemed within one year of purchase.

As of the Fund's current prospectus dated April 30, 2016, the gross total annual operating expense ratios for Class A, Class C and Class I were 0.93%, 1.52% and 0.89%, respectively. The total net annual operating expense ratios for Class A, Class C and Class I were 0.75%(ii), 1.30%(ii) and 0.60%(ii), respectively. Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Fund returns assume the reinvestment of all distributions, at net asset value and the deduction of all Fund expenses. Total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-844-828-1919.

As of November 7, 2014, the Fund assumed the performance, financial and other historic information of the Legg Mason Investment Counsel Maryland Tax-Free Income Trust. Fund holdings and sector allocations are subject to change at any time and should not be considered a recommendation to buy or sell any security. Please refer to the Schedule of Investments in this report for a complete list of Fund holdings.

(i)  The Barclays Municipal Bond Index is a market value weighted index of investment grade municipal bonds with maturities of one year or more.

(ii)  The advisor has contractually agreed to waive fees and reimburse operating expenses through December 31, 2016.

The Indices are unmanaged and are not subject to the same management and trading expenses as a mutual fund. Please note that an investor cannot invest directly in an index.

1919 Funds 2016 Semi-Annual Report

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on January 1, 2016 and held for the six months ended June 30, 2016. The hypothetical example is based on a six-month period ended June 30, 2016.

Actual expenses

The table below titled "Based on Actual Total Return" provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Expenses Paid During the Period".

Hypothetical example for comparison purposes

The table below titled "Based on Hypothetical Total Return" provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return1

	Actual Total Return[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	2.59%	$1,000.00	$1,025.90	0.75%	$3.78
Class C	2.25	1,000.00	1,022.50	1.30	6.54
Class I	2.61	1,000.00	1,026.10	0.60	3.02

Based on hypothetical total return1

	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	5.00%	$1,000.00	$1,021.13	0.75%	$3.77
Class C	5.00	1,000.00	1,018.40	1.30	6.52
Class I	5.00	1,000.00	1,021.88	0.60	3.02

1  For the six months ended June 30, 2016.

2  Assumes the reinvestment of all distributions at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge ("CDSC") with respect to Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower.

3  Expenses (net of fee waivers and/or expense reimbursements) are equal to each class' annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), then divided by 366.

1919 Funds 2016 Semi-Annual Report

Fund at a glance (unaudited)

Investment breakdown (%) as a percent of total investments

1919 Funds 2016 Semi-Annual Report

Schedule of investments (Unaudited)

June 30, 2016

1919 Maryland Tax-Free Income Fund

	Rate	Maturity Date	Face Amount	Value
Municipal Bonds — 104.0%
Education — 16.8%
Maryland State EDC, Student Housing Revenue Bonds:
Frostburg State University Project	4.000%	10/1/18	$500,000	$520,855
Frostburg State University Project	4.000%	10/1/19	500,000	527,310
Frostburg State University Project	4.000%	10/1/20	500,000	532,650
Salisbury University Project	5.000%	6/1/27	455,000	519,879
Senior Morgan State University Project	5.000%	7/1/27	1,870,000	2,115,082
University of Maryland, College Park Projects	5.000%	7/1/31	500,000	578,255
Maryland State EDC, Utility Infrastructure Revenue, University of Maryland, College Park Project	5.000%	7/1/16	3,700,000	3,700,000
Maryland State Health & Higher EFA Revenue Bonds:
College of Notre Dame of Maryland	4.000%	10/1/25	1,645,000	1,798,972
Johns Hopkins University	5.000%	7/1/21	2,000,000	2,380,640
Maryland Institute College of Art	5.000%	6/1/36	5,000,000	5,192,200
Maryland Institute College of Art	5.000%	6/1/42	800,000	829,272
Westminster, Maryland, Education Facilities Refunding Revenue Bonds, McDaniel College Inc.	5.000%	11/1/31	3,500,000	3,531,080
Total Education				22,226,195
Health Care — 12.4%
Maryland State Health & Higher EFA Revenue Bonds:
Carroll Hospital Center Inc.	5.000%	7/1/21	1,005,000	1,187,689
Greater Baltimore Medical Center Inc.	0.690%	7/1/25	410,000	410,000	(c)
Helix Health Issue, AMBAC	5.250%	8/15/38	3,000,000	3,919,530
Refunding, Mercy Ridge	4.750%	7/1/34	3,200,000	3,297,888
Suburban Hospital	5.500%	7/1/16	200,000	200,000
The Johns Hopkins Hospital Issue	—%	7/1/19	4,000,000	3,517,200
University of Maryland Medical System	5.000%	7/1/34	1,000,000	1,102,760
University of Maryland Medical System	5.125%	7/1/39	1,000,000	1,099,620
University of Maryland Medical System	0.320%	7/1/41	1,700,000	1,700,000	(c)
Total Health Care				16,434,687
Housing — 9.8%
Community Development Administration, Maryland Department of Housing and Community Development Residential Revenue Bonds	4.500%	9/1/29	2,490,000	2,603,544
Community Development Administration, Maryland Department of Housing and Community Development Residential Revenue Bonds	4.750%	9/1/29	1,000,000	1,049,200
Community Development Administration, Maryland Department of Housing and Community Development Residential Revenue Bonds	5.050%	9/1/39	1,980,000	2,074,921

1919 Funds 2016 Semi-Annual Report

Schedule of investments (Unaudited) (cont'd)

June 30, 2016

1919 Maryland Tax-Free Income Fund

	Rate	Maturity Date	Face Amount	Value
Housing — continued
Maryland State Community Development Administration, Department of Housing and Community Development:
Local Government Infrastructure, Senior Lien	4.000%	6/1/30	$4,485,000	$4,922,736
Local Government Infrastructure, Subordinate Lien	4.000%	6/1/30	1,000,000	1,097,600
Montgomery County, Maryland, Revenue Bonds:
Housing Opportunities Commission, Single Family Mortgage	4.875%	7/1/25	1,000,000	1,065,250
Housing Opportunities Commission, Single Family Mortgage	5.000%	7/1/27	155,000	157,796
Total Housing				12,971,047
Industrial Revenue — 0.5%
Maryland EDC, EDR, Lutheran World Relief Inc. and Immigration and Refugee Service	5.250%	4/1/29	565,000	579,176
Total Industrial Revenue				579,176
Leasing — 1.6%
IDA of Prince George's County, Maryland, Subordinated Lease Revenue Bonds:
Upper Marlboro Justice Center Expansion Project, NATL	5.000%	6/30/19	1,000,000	1,003,110
Montgomery County, MD, Lease Revenue, Metrorail Garage Project	5.000%	6/1/24	1,000,000	1,172,580
Total Leasing				2,175,690
Local General Obligation — 8.5%
Anne Arundel County, Maryland, GO Bonds, Water & Sewer	4.000%	4/1/27	1,150,000	1,309,793
Baltimore County, Maryland, GO Bonds	4.000%	8/1/23	1,270,000	1,419,936
Howard County, Maryland, GO Bonds, Consolidated Public Improvement Project and Refunding Bonds	5.000%	8/15/19	1,000,000	1,132,310
Howard County, Maryland, GO Bonds, Consolidated Public Improvement Project and Refunding Bonds	3.000%	2/15/29	3,000,000	3,179,070
University System of Maryland Auxiliary Facility and Tuition Revenue Bonds	3.000%	6/1/31	4,000,000	4,210,120
Total Local General Obligation				11,251,229
Power — 2.9%
Puerto Rico Electric Power Authority, Power Revenue	5.000%	7/1/16	2,000,000	1,315,020
Puerto Rico Electric Power Authority, Power Revenue	5.000%	7/1/28	3,740,000	2,459,050
Total Power				3,774,070
Pre-Refunded/Escrowed to Maturity — 27.7%
Anne Arundel County, Maryland, GO Bonds, Consolidated General Improvement Bonds	4.500%	3/1/23	1,000,000	1,025,100	(a)

1919 Funds 2016 Semi-Annual Report

1919 Maryland Tax-Free Income Fund

	Rate	Maturity Date	Face Amount	Value
Pre-Refunded/Escrowed to Maturity — continued
City of Annapolis, Maryland, EDR and Refunding Revenue Bonds:
St. John's College Facility	5.000%	10/1/27	$1,135,000	$1,195,246	(a)
St. John's College Facility	5.000%	10/1/32	1,000,000	1,053,080	(a)
St. John's College Facility	5.000%	10/1/36	2,465,000	2,595,842	(a)
Baltimore County, Maryland, GO Bonds, Metropolitan District Bonds, 70th Issue	4.250%	9/1/26	1,000,000	1,005,850	(a)
Baltimore County, Maryland, Revenue Bonds, Catholic Health Initiatives	5.000%	9/1/20	1,050,000	1,057,014	(a)
City of Baltimore, Maryland, Mayor and City Council of Baltimore, Project and Refunding Revenue Bonds, Water Projects	5.000%	7/1/24	3,800,000	4,675,406	(b)
City of Baltimore, Maryland, Mayor and City Council of Baltimore, Project and Refunding Revenue Bonds, Water Projects, AGM	5.000%	7/1/33	1,485,000	1,611,953	(a)
City of Baltimore, Maryland, Project Revenue Bonds, Water Projects, AMBAC	5.000%	7/1/23	1,000,000	1,043,500	(a)
Maryland State EDC, Student Housing Revenue Bonds:
University of Maryland, College Park Projects	5.750%	6/1/33	500,000	547,640	(a)
University of Maryland, College Park Projects	5.800%	6/1/38	1,500,000	1,644,330	(a)
Maryland State Health & Higher EFA Revenue Bonds:
Anne Arundel Health System	6.750%	7/1/29	2,000,000	2,353,700	(a)
College of Notre Dame of Maryland Issue, NATL	5.300%	10/1/18	710,000	745,152	(b)
Mercy Medical Center Inc.	5.500%	7/1/42	3,445,000	3,610,015	(a)
Peninsula Regional Medical Center Issue	5.000%	7/1/26	2,435,000	2,435,000	(a)
University of Maryland Medical System	5.000%	7/1/41	1,000,000	1,000,000	(a)
Washington County Hospital Association	5.000%	1/1/17	500,000	510,735	(b)
Washington County Hospital Issue	5.250%	1/1/23	500,000	533,885	(a)
Washington County Hospital Issue	5.750%	1/1/38	2,000,000	2,150,300	(a)
Washington County Hospital Issue	6.000%	1/1/43	1,000,000	1,078,840	(a)
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue	5.500%	8/1/28	15,000	17,173	(a)
University System of Maryland Auxiliary Facility and Tuition Revenue Bonds	5.000%	10/1/21	2,500,000	2,526,725	(a)
University System of Maryland Auxiliary Facility and Tuition Revenue Bonds	5.000%	10/1/25	2,250,000	2,274,052	(a)
Total Pre-Refunded/Escrowed to Maturity				36,690,538
Special Tax Obligation — 3.7%
Frederick County, MD, Special Obligation, Urbana Community Development	5.000%	7/1/30	3,000,000	3,408,450
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue	5.500%	8/1/23	290,000	128,688
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue	5.500%	8/1/28	1,985,000	873,400
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue	6.000%	8/1/39	1,000,000	447,500
Total Special Tax Obligation				4,858,038

1919 Funds 2016 Semi-Annual Report

Schedule of investments (Unaudited) (cont'd)

June 30, 2016

1919 Maryland Tax-Free Income Fund

	Rate	Maturity Date	Face Amount	Value
Transportation — 4.4%
Maryland State Department of Transportation, Consolidated Transportation Revenue Bonds	5.000%	2/15/25	$5,000,000	$5,866,450
Total Transportation				5,866,450
Water & Sewer — 15.7%
City of Baltimore, Maryland, Mayor and City Council of Baltimore, Project and Refunding Revenue Bonds:
Wastewater Projects, FGIC	5.000%	7/1/22	1,910,000	2,132,629
Water Projects, FGIC	5.000%	7/1/24	1,890,000	2,074,861
City of Baltimore, Maryland, Project Revenue Bonds, Water Projects, AGM	5.000%	7/1/33	2,515,000	2,711,296
Washington Suburban Sanitary District, Maryland, Montgomery and Prince George's Counties, Water Supply Refunding Bonds	5.750%	6/1/17	2,000,000	2,094,080	(c)
Washington Suburban Sanitary District, Maryland, Montgomery and Prince George's Counties, Water Supply Refunding Bonds	6.000%	6/1/18	2,705,000	2,982,019
Washington Suburban Sanitary District, Maryland, Montgomery and Prince George's Counties, Water Supply Refunding Bonds	6.000%	6/1/19	3,665,000	4,223,326
Washington Suburban Sanitary District, Maryland, Montgomery and Prince George's Counties, Water Supply Refunding Bonds	0.390%	6/1/23	4,500,000	4,500,000
Total Water & Sewer				20,718,211
Total Investments — 104.0% (Cost — $129,808,118)				137,545,331
Liabilities in Excess of Other Assets — (4.0)%				(5,237,857)
Total Net Assets — 100.0%				$132,307,474

(a)  Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(b)  Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(c)  Variable rate security. Interest rate disclosed is rate at period end.

Abbreviations used in this schedule:

AGM  — Assured Guaranty Municipal Corporation — Insured Bonds

AMBAC  — American Municipal Bond Assurance Corporation — Insured Bonds

EDC  — Economic Development Corporation

EDR  — Economic Development Revenue

EFA  — Educational Facilities Authority

FGIC  — Financial Guaranty Insurance Company — Insured Bonds

GO  — General Obligation

IDA  — Industrial Development Authority

NATL  — National Public Finance Guarantee Corporation — Insured Bonds

1919 Funds 2016 Semi-Annual Report

1919 Maryland Tax-Free Income Fund

Ratings table*

Standard & Poor's/Moody's/Fitch**
AAA/Aaa	37.6%
AA/Aa	31.3%
A	14.2%
BBB/Baa	12.6%
BB/Ba	0.4%
CC/Ca	1.1%
CCC/Ccc	2.8%
100.0%

*  As a percentage of total investments.

**  The ratings shown are based on each portfolio security's rating as determined by Standard & Poor's, Moody's or Fitch, each a Nationally Recognized Statistical Rating Organization ("NRSRO"). These ratings are the opinions of the NRSRO and are not measures of quality or guarantees of performance. Securities may be rated by other NRSROs, and these ratings may be higher or lower. In the event that a security is rated by multiple NRSROs and receives different ratings, the Fund will treat the security as being rated in the highest rating category received from a NRSRO.

The Accompanying Notes are an Integral Part of these Financial Statements.

1919 Funds 2016 Semi-Annual Report

1919 Maryland Tax-Free Income Fund

Statement of assets and liabilities

June 30, 2016 (Unaudited)

Assets:
Investments in securities at value (cost $129,808,118)	$137,545,331
Cash	40,184
Receivable for Fund shares sold	463,627
Interest receivable	2,024,862
Prepaid expenses	23,187
Total Assets	140,097,191
Liabilities:
Payable for Fund shares repurchased	341,400
Distributions payable	45,414
Investment management fee payable	34,186
Investments payable	7,265,910
Service and/or distribution fees payable	44,795
Accrued other expenses	58,012
Total Liabilities	7,789,717
Net Assets	$132,307,474
Components of Net Assets:
Paid-in capital	$125,162,932
Undistributed net investment income	24,554
Accumulated net realized loss on investments	(617,225)
Net unrealized appreciation on investments	7,737,213
Net Assets	$132,307,474
Class A:
Net Assets	$92,484,523
Shares Issued and Outstanding	5,686,094
Net Asset Value and Redemption Price	$16.27
Maximum Public Offering Price (based on maximum initial sales charge of 4.25%)	$16.99
Class C:
Net Assets	$22,226,240
Shares Issued and Outstanding	1,366,577
Net Asset Value, Redemption Price* and Offering Price Per Share	$16.26
Class I:
Net Assets	$17,596,711
Shares Issued and Outstanding	1,081,527
Net Asset Value, Redemption Price and Offering Price Per Share	$16.27

*  Redemption price per share of Class C shares is NAV reduced by a 1.00% CDSC if shares are redeemed within one year of purchase (See Note 3).

The Accompanying Notes are an Integral Part of these Financial Statements.

1919 Funds 2016 Semi-Annual Report

1919 Maryland Tax-Free Income Fund

Statement of operations

For the Six Months Ended June 30, 2016 (Unaudited)

Investment Income:
Interest Income	$2,895,222
Expenses:
Investment management fee (Note 3)	360,603
Service and/or distribution fees (Note 6)	146,126
Transfer agent fees and expenses (Note 6)	66,521
Administration and fund accounting fees	45,718
Registration fees	22,855
Audit fees	9,944
Shareholder reporting fees	9,110
Trustees' fees	5,768
Legal fees	5,342
Insurance fees	3,752
Custody fees	3,310
Compliance Fee	3,159
Miscellaneous	2,995
Total Expenses	685,203
Expenses waived by the Adviser	(145,692)
Net Expenses	539,511
Net Investment Income	2,355,711
Realized and Unrealized Gain on Investments
Net Realized Gain on Investments	15,100
Net Change in Unrealized Appreciation/Depreciation on Invetments	887,711
Net Realized and Unrealized Gain on Investments	902,811
Net Increase in Net Assets Resulting from Operations	$3,258,522

The Accompanying Notes are an Integral Part of these Financial Statements.

1919 Funds 2016 Semi-Annual Report

1919 Maryland Tax-Free Income Fund

Statements of changes in net assets

For the Six Months Ended June 30, 2016 (Unaudited)/ For the Year Ended December 31, 2015	2016	2015
Increase (Decrease) in Net Assets From: Operations:
Net investment income	$2,355,711	$5,164,770
Net realized gain on investments	15,100	368,323
Net change in unrealized appreciation/depreciation on investments	887,711	(2,938,026)
Net Increase in Net Assets Resulting From Operations	3,258,522	2,595,067
Distributions to Shareholders:
From net investment income:
Class A	(1,687,863)	(3,679,262)
Class C	(342,995)	(781,624)
Class I	(324,853)	(703,883)
Total Distributions to Shareholders	(2,355,711)	(5,164,769)
Capital Transactions:
Net proceeds from shares sold	4,597,075	8,285,413
Reinvestment of distributions	2,075,476	4,535,265
Cost of shares repurchased:	(7,189,648)	(29,426,779)
Net Decrease in Net Assets From Capital Transactions	(517,097)	(16,606,101)
Total Increase/Decrease in Net Assets	385,714	(19,175,803)
Net Assets:
Beginning of period	131,921,760	151,097,563
End of period	$132,307,474	$131,921,760
Undistributed net investment income	$24,554	$24,554

The Accompanying Notes are an Integral Part of these Financial Statements.

1919 Funds 2016 Semi-Annual Report

1919 Maryland Tax-Free Income Fund

Financial highlights

For a share of beneficial interest outstanding through each period ended December 31, unless otherwise noted:

Class A Shares	2016*	2015	2014[1]	2014[2]	2013[2]	2012[2]	2011[2]
Net asset value, beginning of period	$16.15	$16.45	$16.31	$17.07	$16.99	$15.82	$16.50
Income (loss) from investment operations:
Net investment income[3]	0.30	0.61	0.46	0.59	0.57	0.64	0.64
Net realized and unrealized gain (loss) on investments	0.12	(0.30)	0.14	(0.76)	0.08	1.17	(0.68)
Total income (loss) from investment operations	0.42	0.31	0.60	(0.17)	0.65	1.81	(0.04)
Less distributions:
From net investment income	(0.30)	(0.61)	(0.46)	(0.59)	(0.57)	(0.64)	(0.64)
Total distributions	(0.30)	(0.61)	(0.46)	(0.59)	(0.57)	(0.64)	(0.64)
Net asset value, end of period	$16.27	$16.15	$16.45	$16.31	$17.07	$16.99	$15.82
Total return[4]	2.59%[5]	1.89%	3.74%[5]	(0.94)%	3.84%	11.63%	(0.32)%
Supplemental data and ratios:
Net assets, end of period (in thousands)	$92,485	$93,064	$103,501	$117,797	$150,828	$150,467	$145,959
Ratios to average net assets
Gross expenses	0.96%[6]	0.93%	0.91%[6]	0.83%	0.85%	0.85%	0.84%
Net Expenses[7,8]	0.75[6]	0.75	0.75[6,9]	0.64[9]	0.63[9]	0.64[9]	0.63[9]
Net investment income	3.66[6]	3.73	3.75[6]	3.59	3.30	3.88	3.88
Portfolio turnover rate	6%[5]	5%	1%[5]	8%	13%	4%	15%

*  For the six months ended June 30, 2016 (unaudited).

1  For the period ended April 1, 2014 through December 31, 2014. See Note 1.

2  For the year ended March 31.

3  Per share amounts have been calculated using the average shares method.

4  Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

5  Not Annualized.

6  Annualized.

7  As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 0.75%. Prior to January 1, 2014, the ratio of expenses did not exceed 0.70%. This expense limitation arrangement cannot be terminated prior to December 31, 2016 without the Board of Trustees' consent.

8  Reflects fee waivers and/or expense reimbursements.

9  The impact of compensating balance arrangements, if any, was less than 0.01%.

The Accompanying Notes are an Integral Part of these Financial Statements.

1919 Funds 2016 Semi-Annual Report

1919 Maryland Tax-Free Income Fund

Financial highlights (cont'd)

For a share of beneficial interest outstanding through each period ended December 31, unless otherwise noted:

Class C Shares	2016*	2015	2014[1]	2014[2]	2013[2]	2012[2]	2011[2]
Net asset value, beginning of period	$16.15	$16.45	$16.31	$17.07	$16.99	$15.82	$16.50
Income (loss) from investment operations:
Net investment income[3]	0.25	0.52	0.39	0.49	0.47	0.54	0.54
Net realized and unrealized gain (loss) on investments	0.11	(0.30)	0.14	(0.76)	0.08	1.17	(0.68)
Total income (loss) from investment operations	0.36	0.22	0.53	(0.27)	0.55	1.71	(0.14)
Less distributions:
From net investment income	(0.25)	(0.52)	(0.39)	(0.49)	(0.47)	(0.54)	(0.54)
Total distributions	(0.25)	(0.52)	(0.39)	(0.49)	(0.47)	(0.54)	(0.54)
Net asset value, end of period	$16.26	$16.15	$16.45	$16.31	$17.07	$16.99	$15.82
Total return[4]	2.25%[5]	1.34%	3.31%[5]	(1.53)%	3.24%	10.96%	(0.90)%
Supplemental data and ratios:
Net assets, end of period (in thousands)	$22,226	$22,144	$26,904	$28,678	$37,692	$33,068	$28,186

Ratios to average net assets

Gross expenses	1.52%[6]	1.52%	1.48%[6]	1.44%	1.44%	1.45%	1.43%
Net Expenses[7,8]	1.30[6]	1.30	1.30[6,9]	1.24[9]	1.21[9]	1.24[9]	1.21[9]
Net investment income	3.11[6]	3.18	3.20[6]	2.99	2.71	3.27	3.31
Portfolio turnover rate	6%[5]	5%	1%[5]	8%	13%	4%	15%

*  For the six months ended June 30, 2016 (unaudited).

1  For the period ended April 1, 2014 through December 31, 2014. See Note 1.

2  For the year ended March 31.

3  Per share amounts have been calculated using the average shares method.

4  Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

5  Not Annualized.

6  Annualized.

7  As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.30%. Prior to January 1, 2014, the ratio of expenses did not exceed 1.25%. This expense limitation arrangement cannot be terminated prior to December 31, 2016 without the Board of Trustees' consent.

8  Reflects fee waivers and/or expense reimbursements.

9  The impact of compensating balance arrangements, if any, was less than 0.01%.

The Accompanying Notes are an Integral Part of these Financial Statements.

1919 Funds 2016 Semi-Annual Report

For a share of beneficial interest outstanding through each period ended December 31, unless otherwise noted:

Class I Shares	2016*	2015	2014[1]	2014[2]	2013[2]	2012[2]	2011[2]
Net asset value, beginning of period	$16.16	$16.45	$16.31	$17.08	$17.00	$15.82	$16.51
Income (loss) from investment operations:
Net investment income[3]	0.31	0.63	0.48	0.62	0.60	0.67	0.67
Net realized and unrealized gain (loss) on investments	0.11	(0.29)	0.14	(0.77)	0.08	1.18	(0.69)
Total income (loss) from investment operations	0.42	0.34	0.62	(0.15)	0.68	1.85	(0.02)
Less distributions:
From net investment income	(0.31)	(0.63)	(0.48)	(0.62)	(0.60)	(0.67)	(0.67)
Total distributions	(0.31)	(0.63)	(0.48)	(0.62)	(0.60)	(0.67)	(0.67)
Net asset value, end of period	$16.27	$16.16	$16.45	$16.31	$17.08	$17.00	$15.82
Total return[4]	2.61%[5]	2.12%	3.85%[5]	(0.85)%	4.02%	11.90%	(0.21)%
Supplemental data and ratios:
Net assets, end of period (in thousands)	$17,597	$16,713	$20,693	$17,624	$23,798	$20,632	$12,815

Ratios to average net assets

Gross expenses	0.89%[6]	0.89%	0.83%[6]	0.92%	0.79%	0.71%	0.78%
Net Expenses[7,8]	0.60[6]	0.60	0.60[6,9]	0.48[9]	0.45[9]	0.45[9]	0.45[9]
Net investment income	3.81[6]	3.87	3.90[6]	3.74	3.48	4.04	4.08
Portfolio turnover rate	6%[5]	5%	1%[5]	8%	13%	4%	15%

*  For the six months ended June 30, 2016 (unaudited).

1  For the period ended April 1, 2014 through December 31, 2014. See Note 1.

2  For the year ended March 31.

3  Per share amounts have been calculated using the average shares method.

4  Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

5  Not Annualized.

6  Annualized.

7  As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 0.60%. Prior to January 1, 2014, the ratio of expenses did not exceed 0.45%. This expense limitation arrangement cannot be terminated prior to December 31, 2016 without the Board of Trustees' consent.

8  Reflects fee waivers and/or expense reimbursements.

9  The impact of compensating balance arrangements, if any, was less than 0.01%.

The Accompanying Notes are an Integral Part of these Financial Statements.

1919 Funds 2016 Semi-Annual Report

1919 Socially Responsive Balanced Fund
Letter to Shareholders

Dear Shareholder,

We are pleased to bring you the semi-annual report on the 1919 Socially Responsive Balanced Fund through June 30, 2016.

Throughout the first half of the year, the Fund took a variety of measures to respond to changing market conditions. We increased exposure to the Consumer Discretionary, Information Technology and Energy sectors and decreased exposure to the Healthcare and Industrials sectors. Throughout the first half of 2016, we maintained our overweight positions to the Consumer Discretionary, Consumer Staples and Financials sectors and our underweight positions to the Energy, Industrials, Materials and Telecommunication sectors.

Our stock selection in the Consumer Discretionary, Financials, Materials and Utilities sectors contributed to relative performance of the Fund. In terms of sector positioning, our overweight positions in the Consumer Staples and Information Technology sectors also enhanced returns. On an individual stock basis the largest contributors to performance were: American Water Works, UnitedHealth Group, C.R. Bard, Verizon Communications, and Intuit.

In the equity portion of the Fund, our stock selection in the Consumer Staples, Energy, Healthcare, Industrials and Information Technology sectors detracted from relative results. In terms of sector positioning, our overweighting of Financials and our underweighting of the Energy and Telecommunication sectors also detracted from performance. On an individual stock basis, the largest detractors from performance were: BorgWarner, Delta Air Lines, LinkedIn, Alexion Pharmaceuticals, and Regeneron Pharmaceuticals.

In the fixed-income portion of the Fund, we continued to purchase bonds that mature in the very near term along with those maturing in 7-12 years driven by our expectation for a flatter curve going into year-end. While we are forecasting higher rates going forward, we do believe the ascent will be slow and gradual. Previously, the potential for further deterioration in liquidity conditions led us to a preference for Treasuries and higher quality securities. While we still favor higher quality securities, we are no longer shying away from lower quality credits.

1919 Funds 2016 Semi-Annual Report

The leading contributor to performance in the fixed-income portion of the Fund was our overweight allocation to corporate bonds, more specifically to the Industrial sector. On an individual security basis, the largest contributors to return were Norfolk Southern Corporation 7.25% 2/31, U.S. Treasury 3.5% 2/39, U.S. Treasury 2.625% 8/20, Comcast Corporation 5.65% 6/35 and National Rural Utilities Cooperative Finance 8% 3/32.

In the fixed-income portion of the Fund, the leading detractors were the underweights to Treasuries and Mortgage-Backed Securities. On an individual security basis, the only detractor to performance was AT&T 1.6% 2/17. The smallest contributors to performance were Federal National Mortgage Association #490446, Federal National Mortgage Association #891596, Government National Mortgage Association 2010-56 BA, and Federal National Mortgage Association #808156.

Thank you for your investment in the 1919 Socially Responsive Balanced Fund. As always, we appreciate that you have chosen us to manage your assets and we remain focused on achieving the Fund's investment and social goals.

Sincerely,

Ronald T. Bates
Portfolio Manager (Equity Portion)
1919 Investment Counsel, LLC

Aimee M. Eudy
Portfolio Manager (Fixed-Income Portion)
1919 Investment Counsel, LLC

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results.

Stock prices are subject to market fluctuations and fixed-income securities are subject to credit and market risks. As interest rates rise, bond prices fall, reducing the value of the Fund's share price. Also, because the Fund uses a social awareness criterion, there may be a smaller universe of investments. Investments in asset backed and mortgage backed securities include additional risks that investors should be aware of such as credit risk, prepayment risk, possible illiquidity and default, as well as increased susceptibility to adverse economic developments. The Fund invests in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods. These risks are greater in emerging markets. Investing in emerging markets has more risk such as increased volatility, relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries and securities markets that are substantially smaller, less liquid and more volatile with less government oversight than more developed countries. The Fund may invest in Illiquid securities which involve the risk that the securities will not be able to be sold at the time or prices

1919 Funds 2016 Semi-Annual Report

1919 Socially Responsive Balanced Fund
Letter to Shareholders (cont'd)

desired by the fund, particularly during times of market turmoil. Please see the Fund's prospectus for a more complete discussion of these and other risks, and the Fund's investment strategies.

Must be preceded or accompanied by the Prospectus.

Views are subject to change at any time based on market or other conditions. This information should not be construed as a recommendation for any specific security.

1919 Investment Counsel is the Adviser to the 1919 Funds, which are distributed by Quasar Distributors, LLC.

1919 Funds 2016 Semi-Annual Report

Fund performance (unaudited)

Total Returns as of June 30, 2016

6 Months
1919 Socially Responsive Balanced Fund
With Sales Charges†
Class A	-3.80%
Class B	-3.34
Class C	0.67
Without Sales Charges
Class A	2.06
Class B	1.66
Class C	1.67
Class I	2.19
S&P 500 Index(i)	3.84
Barclays U.S. Aggregate Index(ii)	5.31
Blended S&P 500 Index (70%) and Barclays U.S. Aggregate Index (30%)(iii)	4.36

†  Class A Shares have a maximum initial sales charge of 5.75%. Class B Shares have a Contingent Deferred Sales Charges (CDSC) of 5.00%, which applies if redemption occurs within 12 months from purchase payment. The CDSC declines by 1.00% per year until no CDSC is incurred. Class C Shares have a CDSC of 1.00% for shares redeemed within one year of purchase.

As of the Fund's current prospectus dated April 30, 2016, the gross total annual operating expense ratios for Class A, Class B, Class C and Class I were 1.21%, 1.83%, 2.01% and 1.06%, respectively. The total net annual operating expense ratios for Class A, Class B, Class C and Class I were 1.21%(iv), 1.83%(iv), 1.98%(iv), and 1.00%(iv), respectively. Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Fund returns assume the reinvestment of all distributions, at net asset value and the deduction of all Fund expenses. Total returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-844-828-1919.

As of November 7, 2014, the Fund assumed the performance, financial and other historic information of the Legg Mason Investment Counsel Social Awareness Fund. Fund holdings and sector allocations are subject to change at any time and should not be considered a recommendation to buy or sell any security. Please refer to the Schedule of Investments in this report for a complete list of Fund holdings.

(i)  The S&P 500 Index is an unmanaged index of 500 stocks and is generally representative of the performance of larger companies in the U.S.

(ii)  The Barclays U.S. Aggregate Bond Index is a broad-based bond index comprised of government, corporate, mortgage and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

(iii)  The Blended S&P 500 Index (70%) and Barclays U.S. Aggregate Index (30%) has been prepared to parallel the targeted allocation of investments between equity and fixed-income securities. It consists of 70% of the performance of the S&P 500 Index and 30% of the Barclays Capital U.S. Aggregate Index.

(iv)  The advisor has contractually agreed to waive fees and reimburse operating expenses through December 31, 2016.

The Indices are unmanaged and are not subject to the same management and trading expenses as a mutual fund. Please note that an investor cannot invest directly in an index.

1919 Funds 2016 Semi-Annual Report

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; service and/or distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on January 1, 2016 and held for the six months ended June 30, 2016. The hypothetical example is based on a six-month period ended June 30, 2016.

Actual expenses

The table below titled "Based on Actual Total Return" provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Expenses Paid During the Period".

Hypothetical example for comparison purposes

The table below titled "Based on Hypothetical Total Return" provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return1

	Actual Total Return[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	2.06%	$1,000.00	$1,020.60	1.24%	$6.23
Class B	1.66	1,000.00	1016.60	1.97	9.88
Class C	1.67	1,000.00	1016.70	1.98	9.93
Class I	2.19	1,000.00	1021.90	1.00	5.03

Based on hypothetical total return1

	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
Class A	5.00%	$1,000.00	$1,018.70	1.24%	$6.22
Class B	5.00	1,000.00	1,015.07	1.97	9.87
Class C	5.00	1,000.00	1,015.02	1.98	9.92
Class I	5.00	1,000.00	1,019.89	1.00	5.02

1  For the six months ended June 30, 2016.

2  Assumes the reinvestment of all distributions at net asset value and does not reflect the deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charge ("CDSC") with respect to Class B and Class C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower.

3  Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class' annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), then divided by 366.

1919 Funds 2016 Semi-Annual Report

Fund at a glance (unaudited)

Investment breakdown (%) as a percent of total investments

1919 Funds 2016 Semi-Annual Report

Schedule of investments (Unaudited)

June 30, 2016

1919 Socially Responsive Balanced Fund

Security	Shares	Value
Common Stocks — 66.6%
Consumer Discretionary — 8.5%
BorgWarner Inc.	42,850	$1,264,932
Home Depot Inc/The	9,030	1,153,041
O'Reilly Automotive Inc.	6,100	1,653,710	*
TJX Cos Inc.	20,630	1,593,255
VF Corp.	25,150	1,546,474
Whirlpool Corp.	8,300	1,383,112
Yum! Brands Inc.	18,695	1,550,189
Total Consumer Discretionary		10,144,713
Consumer Staples — 7.5%
Costco Wholesale Corp.	13,450	2,112,188
CVS Health Corp.	19,280	1,845,867
Estee Lauder Cos. Inc., Class A Shares	23,620	2,149,892
General Mills Inc.	16,370	1,167,509
PepsiCo Inc.	16,015	1,696,629
Total Consumer Staples		8,972,085
Energy — 4.2%
FMC Technologies Inc.	28,990	773,163	*
National Oilwell Varco Inc.	23,980	806,927
Noble Energy Inc.	35,410	1,270,157
Occidental Petroleum Corp.	20,540	1,552,002
Royal Dutch Shell PLC	11,990	662,088
Total Energy		5,064,337
Financials — 10.0%
Crown Castle International Corp.	15,840	1,606,651
Discover Financial Services	35,000	1,875,650
Invesco Ltd.	49,640	1,267,806
PrivateBancorp Inc.	33,920	1,493,498
Simon Property Group LP	6,050	1,312,245
SunTrust Banks Inc.	41,940	1,722,895
U.S. Bancorp	33,250	1,340,972
Wells Fargo & Co.	29,250	1,384,403
Total Financials		12,004,120
Health Care — 10.7%
Alexion Pharmaceuticals Inc.	4,780	558,113	*
Celgene Corp.	12,140	1,197,368	*
Chubb Ltd	11,720	1,531,921
CR Bard Inc.	8,630	2,029,431
Gilead Sciences Inc.	9,780	815,848

1919 Funds 2016 Semi-Annual Report

1919 Socially Responsive Balanced Fund

Security	Shares	Value
Health Care — continued
Novo Nordisk A/S, ADR	22,380	$1,203,596
Regeneron Pharmaceuticals Inc.	1,570	548,291	*
Shire PLC, ADR	5,580	1,027,166
Thermo Fisher Scientific Inc.	10,870	1,606,151
UnitedHealth Group Inc.	16,310	2,302,972
Total Health Care		12,820,857
Industrials — 7.0%
Danaher Corp.	18,800	1,898,800
Delta Air Lines Inc.	40,140	1,462,300
Illinois Tool Works Inc.	14,910	1,553,026
Quanta Services Inc.	50,070	1,157,618	*
Roper Technologies Inc.	6,320	1,077,939
Union Pacific Corp.	14,710	1,283,448
Total Industrials		8,433,131
Information Technology — 13.4%
Alphabet, Inc., Class A Shares	1,820	1,280,425	*
Alphabet, Inc., Class C Shares	1,950	1,349,595	*
Apple Inc.	23,200	2,217,920
Cisco Systems Inc.	28,930	830,002
Cognizant Technology Solutions Corp., Class A Shares	33,320	1,907,237	*
eBay Inc.	32,810	768,082	*
Facebook, Inc.	12,340	1,410,215	*
Intuit Inc.	12,640	1,410,751
LinkedIn Corp., Class A Shares	6,405	1,212,146	*
PayPal Holdings Inc.	46,240	1,688,222	*
Visa Inc., Class A Shares	27,520	2,041,158
Total Information Technology		16,115,753
Materials — 1.5%
Air Products & Chemicals Inc.	12,934	1,837,145
Total Materials		1,837,145
Telecommunication Services — 1.3%
Verizon Communications Inc.	27,870	1,556,261
Total Telecommunication Services		1,556,261
Utilities — 2.5%
American Water Works Co. Inc.	35,340	2,986,583
Total Utilities		2,986,583
Total Common Stocks (Cost — $59,299,679)		79,934,985

1919 Funds 2016 Semi-Annual Report

Schedule of investments (Unaudited) (cont'd)

June 30, 2016

1919 Socially Responsive Balanced Fund

Security	Rate	Maturity Date	Face Amount	Value
Asset Backed Securities — 0.6%
Nelnet Student Loan Trust, 2008-2 A4	2.340%	6/26/34	$656,923	$664,127	(a)
Total Asset Backed Securities (Cost — $679,692)				664,127
Collateralized Mortgage Obligations — 0.6%
Federal Home Loan Mortgage Corp. (FHLMC), 4003 WV	3.500%	4/15/22	297,286	306,621
Federal Home Loan Mortgage Corp. (FHLMC), 3835 BA	4.000%	8/15/38	206,652	218,159
Federal National Mortgage Association (FNMA), 2001-53 CY	4.000%	6/25/41	104,256	113,168
Government National Mortgage Association (GNMA), 2010-56 BA	4.500%	2/20/36	12,208	12,261
Government National Mortgage Association (GNMA), 2010-43 QD, PAC	3.000%	11/20/37	46,144	46,626
Government National Mortgage Association (GNMA), 2009-93 PB	3.000%	12/16/38	71,799	72,765
Total Collateralized Mortgage Obligations (Cost — $767,941)				769,600
Corporate Bonds — 19.6%
Consumer Discretionary — 1.6%
Comcast Corp.	3.375%	2/15/25	210,000	226,659
Comcast Corp.	5.650%	6/15/35	600,000	782,641
Ford Motor Credit Co. LLC	8.000%	12/15/16	350,000	360,664
Scripps Networks Interactive Inc.	2.750%	11/15/19	125,000	127,707
Starbucks Corp.	2.450%	6/15/26	500,000	508,420
Total Consumer Discretionary				2,006,091
Consumer Staples — 1.2%
CVS Health Corp.	3.875%	7/20/25	260,000	286,531
PepsiCo Inc.	5.000%	6/1/18	655,000	705,324
PepsiCo Inc.	3.100%	7/17/22	390,000	415,540
Total Consumer Staples				1,407,395
Energy — 0.7%
FMC Technologies Inc.	2.000%	10/1/17	125,000	124,177
ONEOK Partners LP	2.000%	10/1/17	150,000	149,838
Statoil ASA	5.250%	4/15/19	530,000	583,866
Total Energy				857,881
Financials — 7.4%
Aflac Inc.	4.000%	2/15/22	400,000	441,611
Bank of America Corp.	1.350%	11/21/16	600,000	600,890
Bank of Montreal	1.400%	9/11/17	225,000	226,180
Bank of Nova Scotia	2.050%	10/30/18	350,000	355,754
BlackRock Inc.	4.250%	5/24/21	400,000	449,053
Citigroup Inc.	5.500%	9/13/25	325,000	364,972

1919 Funds 2016 Semi-Annual Report

1919 Socially Responsive Balanced Fund

Security	Rate	Maturity Date	Face Amount	Value
Financials — continued
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Rabobank)	4.500%	1/11/21	$1,000,000	$1,111,754
Goldman Sachs Group Inc.	1.726%	11/15/18	450,000	451,254	(a)
HCP Inc.	2.625%	2/1/20	750,000	756,611
Hospitality Properties Trust	4.650%	3/15/24	300,000	305,945
Intercontinental Exchange Inc.	2.500%	10/15/18	125,000	128,069
Intercontinental Exchange Inc.	4.000%	10/15/23	300,000	325,560
JPMorgan Chase & Co.	6.000%	1/15/18	200,000	213,942
Morgan Stanley	2.200%	12/7/18	425,000	430,852
Morgan Stanley	5.000%	11/24/25	220,000	241,309
National Rural Utilities Cooperative Finance Corp.	8.000%	3/1/32	540,000	810,092
NYSE Holdings LLC	2.000%	10/5/17	400,000	404,424
Simon Property Group LP	4.125%	12/1/21	250,000	277,351
State Street Corp.	3.700%	11/20/23	200,000	220,438
TD Ameritrade Holding Corp.	2.950%	4/1/22	325,000	338,883
Wells Fargo & Co.	4.600%	4/1/21	380,000	424,910
Total Financials				8,879,854
Health Care — 1.3%
Gilead Sciences Inc.	4.500%	4/1/21	400,000	448,657
Gilead Sciences Inc.	3.650%	3/1/26	375,000	408,557
Medtronic Inc.	4.125%	3/15/21	500,000	552,089
UnitedHealth Group Inc.	1.400%	10/15/17	125,000	125,673
Total Health Care				1,534,976
Industrials — 0.9%
Flowserve Corp.	4.000%	11/15/23	150,000	154,477
Norfolk Southern Corp.	7.250%	2/15/31	650,000	936,213
Total Industrials				1,090,690
Information Technology — 4.7%
Altera Corp.	2.500%	11/15/18	200,000	206,939
Apple Inc.	2.100%	5/6/19	525,000	540,507
Apple Inc.	2.850%	2/23/23	575,000	604,755
Cisco Systems Inc.	2.125%	3/1/19	300,000	308,238
eBay Inc.	2.500%	3/9/18	170,000	173,174
Intel Corp.	1.350%	12/15/17	350,000	352,150
Intel Corp.	3.700%	7/29/25	275,000	305,794
KLA-Tencor Corp.	4.125%	11/1/21	420,000	447,669
Microsoft Corp.	3.125%	11/3/25	400,000	428,920
Microsoft Corp.	4.200%	11/3/35	400,000	453,947
Oracle Corp.	2.800%	7/8/21	400,000	420,144
Priceline Group Inc.	3.650%	3/15/25	260,000	275,929

1919 Funds 2016 Semi-Annual Report

Schedule of investments (Unaudited) (cont'd)

June 30, 2016

1919 Socially Responsive Balanced Fund

Security	Rate	Maturity Date	Face Amount	Value
Information Technology — continued
QUALCOMM Inc.	3.450%	5/20/25	$650,000	$691,542
Texas Instruments Inc.	1.650%	8/3/19	400,000	405,448
Total Information Technology				5,615,156
Materials — 0.6%
Potash Corp. of Saskatchewan Inc.	5.875%	12/1/36	600,000	724,562
Total Materials				724,562
Telecommunication Services — 1.2%
AT&T Inc.	1.600%	2/15/17	190,000	190,548
AT&T Inc.	4.450%	4/1/24	425,000	467,658
AT&T Inc.	3.400%	5/15/25	550,000	563,646
Verizon Communications Inc.	2.406%	9/14/18	175,000	179,424	(a)
Total Telecommunication Services				1,401,276
Total Corporate Bonds (Cost — $21,809,856)				23,517,881
Foreign Government Agency Issues — 0.3%
International Finance Corp.	0.625%	11/15/16	335,000	335,038
Total Foreign Government Agency Issues (Cost — $334,946)				335,038
Mortgage Backed Securities — 1.3%
Federal Home Loan Mortgage Corporation (FHLMC)
Gold Pool E01603	5.000%	3/1/19	77,608	80,018
Gold Pool G18082	5.000%	11/1/20	68,312	72,659
Gold Pool G12379	4.500%	6/1/21	79,086	82,949
Gold Pool J04311	6.000%	2/1/22	47,412	51,981
Gold Pool C91417	3.500%	1/1/32	202,787	217,356
Gold Pool A35826	5.000%	7/1/35	102,705	113,405
Gold Pool G08112	6.000%	2/1/36	155,358	178,489
Gold Pool G02564	6.500%	1/1/37	69,304	80,599
Gold Pool G08179	5.500%	2/1/37	68,778	77,277
Gold Pool A65694	6.000%	9/1/37	56,114	63,724
Federal National Mortgage Association (FNMA)
Pool 490446	6.500%	3/1/29	28	32
Pool 808156	4.500%	2/1/35	21,755	23,741
Pool 891596	5.500%	6/1/36	1,629	1,830
Pool 190375	5.500%	11/1/36	10,694	12,042
Pool 916386	6.000%	5/1/37	61,154	70,021
Pool 946594	6.000%	9/1/37	71,617	81,938
General National Mortgage Association (GNMA)
Gold Pool 550763X	5.000%	12/15/35	246,055	278,556
Gold Pool 003922M	7.000%	11/20/36	32,979	41,583
Total Mortgage Backed Securities (Cost — $1,370,660)				1,528,200

1919 Funds 2016 Semi-Annual Report

1919 Socially Responsive Balanced Fund

Security	Rate	Maturity Date	Face Amount	Value
Municipal Bonds — 0.4%
Pennsylvania — 0.4%
County of Montgomery PA, GO, Build America Bonds	5.400%	10/1/30	$390,000	$441,507
County of Montgomery PA, GO, Build America Bonds	5.400%	10/1/30	10,000	11,891	(b)
Total Municipal Bonds (Cost — $403,850)				453,398
U.S. Government & Agency Obligations — 7.2%
Federal Home Loan Mortgage Corp (FHLMC)	3.750%	3/27/19	375,000	405,038
Federal Home Loan Mortgage Corp (FHLMC)	1.250%	10/2/19	245,000	248,028
Federal National Mortgage Association (FNMA)	6.250%	5/15/29	120,000	175,015
Federal National Mortgage Association (FNMA)	6.625%	11/15/30	303,000	464,962
United States Treasury Bonds	7.875%	2/15/21	425,000	557,680
United States Treasury Bonds	7.250%	8/15/22	450,000	612,967
United States Treasury Bonds	7.125%	2/15/23	300,000	413,104
United States Treasury Bonds	6.250%	8/15/23	165,000	221,255
United States Treasury Bonds	7.500%	11/15/24	640,000	952,138
United States Treasury Bonds	7.625%	2/15/25	275,000	414,933
United States Treasury Bonds	6.875%	8/15/25	100,000	146,760
United States Treasury Bonds	6.500%	11/15/26	135,000	200,003
United States Treasury Bonds	3.500%	2/15/39	718,000	906,489
United States Treasury Bonds	4.375%	11/15/39	204,000	290,082
United States Treasury Notes	3.625%	8/15/19	210,000	228,781
United States Treasury Notes	2.625%	8/15/20	2,100,000	2,245,482
United States Treasury Notes	3.125%	5/15/21	150,000	165,064
Total U.S. Government & Agency Obligations (Cost — $7,781,653)				8,647,781
Total Investments — 96.6% (Cost — $92,448,277)				115,851,010
Other Assets in Excess of Liabilities — 3.4%				4,101,528
Total Net Assets — 100.0%				$119,952,538

Notes:

*  Non-income producing security.

(a)  Variable rate security. Interest rate disclosed is rate at period end.

(b)  Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

Abbreviations used in this schedule:

ADR   — American Depositary Receipts

GO   — General Obligation

PAC   — Planned Amortization Class

PLC   — Public Limited Company

The Accompanying Notes are an Integral Part of the Financial Statements.

1919 Funds 2016 Semi-Annual Report

1919 Socially Responsive Balanced Fund

Statement of assets and liabilities

June 30, 2016 (Unaudited)

Assets:
Investments in securities at value (cost $92,448,277)	$115,851,010
Cash	3,956,402
Receivable for Fund shares sold	17,565
Dividends and interest receivable	378,664
Prepaid expenses	34,919
Total Assets	120,238,560
Liabilities:
Payable for Fund shares repurchased	134,011
Distribution payable	7,592
Investment management fee payable	57,134
Service and/or distribution fees payable	73,391
Accrued other expenses	13,894
Total Liabilities	286,022
Net Assets	$119,952,538
Components of Net Assets:
Paid-in capital	$93,035,778
Accumulated net investment loss	(35,033)
Accumulated net realized gain on investments	3,549,060
Net unrealized appreciation on investments	23,402,733
Net Assets	$119,952,538
Class A:
Net Assets	$99,758,444
Issued and Outstanding	5,893,554
Net Asset Value, Redemption Price and Offering Price Per Share	$16.93
Maximum Public Offering Price (based on maximum initial sales charge of 5.75%)	$17.96
Class B:^
Net Assets	$1,889,584
Issued and Outstanding	113,344
Net Asset Value, Redemption Price* and Offering Price Per Share	$16.67
Class C:
Net Assets	$12,900,628
Issued and Outstanding	753,966
Net Asset Value, Redemption Price* and Offering Price Per Share	$17.11
Class I:
Net Assets	$5,403,882
Issued and Outstanding	319,639
Net Asset Value, Redemption Price and Offering Price Per Share	$16.91

^  Class B Shares are no longer offered for new purchase. Class B shares only available for reinvestment to existing shareholders.

*  Redemption price per share is NAV of Class B and C shares reduced by a 5.00% and 1.00% CDSC, respectively, if shares are redeemed within one year of purchase (See Note 3).

The Accompanying Notes are an Integral Part of these Financial Statements.

1919 Funds 2016 Semi-Annual Report

1919 Socially Responsive Balanced Fund

Statement of operations

For the Six Months Ended June 30, 2016 (Unaudited)

Investment Income:
Dividend income (Net of foreign tax of $3,080)	$642,458
Interest income	536,680
Total Investment Income	1,179,138
Expenses:
Investment management fee (Note 3)	381,259
Service and/or distribution fees (Note 6)	197,729
Transfer agent fees and expenses (Note 6)	90,895
Administration and fund accounting fees	48,633
Registration fees	26,872
Shareholder reporting fees	14,431
Audit fees	8,454
Trustees' fees	5,768
Legal fees	5,342
Custody fees	4,234
Miscellaneous	3,881
Insurance fees	3,505
Compliance Fee	2,984
Total Expenses	793,987
Expenses waived by the Adviser	(7,487)
Net Expenses	786,500
Net investment Income	392,638
Realized and Unrealized Gain on Investments
Net Realized Gain on Investments	1,904,815
Net Change in Unrealized Appreciation/Depreciation on Investments	(40,897)
Net Realized and Unrealized Gain on Investments	1,863,918
Net Increase in Net Assets Resulting from Operations	$2,256,556

The Accompanying Notes are an Integral Part of these Financial Statements.

1919 Funds 2016 Semi-Annual Report

1919 Socially Responsive Balanced Fund

Statements of changes in net assets

For the Six Months Ended June 30, 2016 (Unaudited)/ For the Year Ended December 31, 2015	2016	2015
Increase (Decrease) in Net Assets from: Operations:
Net investment income	$392,638	$732,618
Net realized gain on investments	1,904,815	9,752,433
Net change in unrealized appreciation/depreciation on investments	(40,897)	(13,249,128)
Net Increase (Decrease) in Net Assets Resulting From Operations	2,256,556	(2,764,077)
Distributions to Shareholders:
From net investment income:
Class A	(375,118)	(741,346)
Class B	(386)	(2,778)
Class C	(534)	(1,972)
Class I	(25,771)	(41,972)
From net realized gains:
Class A	—	(7,584,385)
Class B	—	(185,593)
Class C	—	(998,009)
Class I	—	(383,260)
Total Distributions to Shareholders	(401,809)	(9,939,315)
Capital Transactions:
Net proceeds from shares sold	3,371,949	8,229,341
Reinvestment of distributions	383,625	9,452,895
Cost of shares repurchased	(8,824,019)	(19,215,718)
Net Decrease in Net Assets From Capital Transactions	(5,068,445)	(1,533,482)
Total Decrease in Net Assets	(3,213,698)	(14,236,874)
Net Assets:
Beginning of period	123,166,236	137,403,110
End of period	$119,952,538	$123,166,236
Undistributed net investment loss	$(35,033)	$(25,862)

The Accompanying Notes are an Integral Part of these Financial Statements.

1919 Funds 2016 Semi-Annual Report

1919 Socially Responsive Balanced Fund

Financial highlights

For a share of beneficial interest outstanding through each period ended December 31, unless otherwise noted:

Class A Shares	2016*	2015	2014[1]	2014[2]	2013[2]	2012[2]	2011[2]
Net asset value, beginning of period	$16.65	$18.49	$19.17	$18.54	$17.12	$16.98	$14.92
Income (loss) from investment operations:
Net investment income[3]	0.06	0.12	0.12	0.11	0.14	0.14	0.15
Net realized and unrealized gain (loss) on investments	0.28	(0.50)	2.00	2.15	1.44	0.15	2.08
Proceeds from settlement of regulatory matter	—	—	—	—	—	—	0.04
Total Income (loss) from investment operations	0.34	(0.38)	2.12	2.26	1.58	0.29	2.27
Less distributions:
From net investment income	(0.06)	(0.13)	(0.12)	(0.12)	(0.16)	(0.15)	(0.21)
From net realized gain on investments	—	(1.33)	(2.68)	(1.51)	—	—	—
Total distributions	(0.06)	(1.46)	(2.80)	(1.63)	(0.16)	(0.15)	(0.21)
Net asset value, end of period	$16.93	$16.65	$18.49	$19.17	$18.54	$17.12	$16.98
Total return[4]	2.06%[5]	(2.08)%	10.98%[5]	12.31%	9.25%	1.75%[6]	15.33%[7]
Supplemental data and ratios:
Net assets, end of period (in thousands)	$99,758	$102,033	$114,507	$121,901	$121,927	$124,660	$137,999
Ratios to average net assets
Gross expenses	1.24%[8]	1.21%	1.23%[8]	1.27%	1.30%	1.30%	1.30%
Net Expenses	1.24[8,9]	1.21[9]	1.23[8,9,10]	1.27[10]	1.30[10]	1.30[10]	1.3010.
Net investment income	0.74[8]	0.65	0.54[8]	0.59	0.76	0.83	0.94
Portfolio turnover rate	12%[5]	26%	23%[5]	22%	26%	29%	30%

*  For the six months ended June 30, 2016 (unaudited).

1  For the period ended February 1, 2014 through December 31, 2014. See Note 1.

2  For the year ended January 31.

3  Per share amounts have been calculated using the average shares method.

4  Performance figures, exclusive of sales charges, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

5  Not Annualized

6  The total return includes gains from settlement of security litigations. Without these gains, the total return would have been 1.69% for the year ended January 31, 2012.

7  The total return reflects a payment received due to the settlement of a regulatory matter. Absent this payment, the total return would have been 15.06%. Class A received $352,680 related to this distribution.

8  Annualized.

9  As a result of an expense limitation arrangement implemented as of November 7,2014, the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class A shares did not exceed 1.27%. This expense limitation arrangement cannot be terminated prior to December 31, 2016 without the Board of Trustees' consent.

10  The impact of compensating balance arrangements, if any, was less than 0.01%.

The Accompanying Notes are an Integral Part of these Financial Statements.

1919 Funds 2016 Semi-Annual Report

For a share of beneficial interest outstanding through each period ended December 31, unless otherwise noted:

Class B Shares	2016*	2015	2014[1]	2014[2]	2013[2]	2012[2]	2011[2]
Net asset value, beginning of period	$16.40	$18.23	$19.03	$18.51	$17.13	$17.01	$14.97
Income (loss) from investment operations:
Net investment income (loss)[3]	0.00[4]	0.00[4]	(0.12)	(0.10)	(0.06)	(0.04)	(0.00)[4]
Net realized and unrealized gain (loss) on investments	0.27	(0.48)	2.00	2.13	1.44	0.16	2.06
Proceeds from settlement of regulatory matter	—	—	—	—	—	—	0.19
Total income (loss) from investment operations	0.27	(0.48)	1.88	2.03	1.38	0.12	2.25
Less distributions:
From net investment income	(0.00)[4]	(0.02)	(0.00)[4]	—	—	(0.00)[4]	(0.21)
From net realized gain on investments	—	(1.33)	(2.68)	(1.51)	—	—	—
Total distributions	0.00[4]	(1.35)	(2.68)	(1.51)	0.00	0.00[4]	(0.21)
Net asset value, end of period	$16.67	$16.40	$18.23	$19.03	$18.51	$17.13	$17.01
Total return[5]	1.66%[6]	(2.69)%	9.84%[6]	11.03%	8.06%	0.72%[7]	15.26%[8]
Supplemental data and ratios:
Net assets, end of period (in thousands)	$1,890	$2,468	$3,942	$6,433	$8,433	$10,855	$15,666
Ratios to average net assets
Gross expenses	1.97%[9]	1.83%	2.43%[9]	2.39%	2.41%	2.35%	2.28%
Net Expenses	1.97[9]	1.83[10]	2.43[9,10,11]	2.39[11]	2.41[11]	2.35[11]	2.28[11]
Net investment income (loss)	0.01[9]	0.02	(0.66)[9]	(0.53)	(0.34)	(0.23)	(0.03)
Portfolio turnover rate	12%[6]	26%	23%[6]	22%	26%	29%	30%

*  For the six months ended June 30, 2016 (unaudited).

1  For the period ended February 1, 2014 through December 31, 2014. See Note 1.

2  For the year ended January 31.

3  Per share amounts have been calculated using the average shares method.

4  Amount represents less than $0.01 per share.

5  Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

6  Not Annualized

7  The total return includes gains from settlement of security litigations. Without these gains, the total return would have been 0.60% for the year ended January 31, 2012.

8  The total return reflects a payment received due to the settlement of a regulatory matter. Absent this payment, the total return would have been 13.98%. Class B received $214,328 related to this distribution.

9  Annualized

10  As a result of an expense limitation arrangement implemented as of November 7,2014, the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class B shares did not exceed 2.39%. This expense limitation arrangement cannot be terminated prior to December 31, 2016 without the Board of Trustees' consent.

11  The impact of compensating balance arrangements, if any, was less than 0.01%.

The Accompanying Notes are an Integral Part of these Financial Statements.

1919 Funds 2016 Semi-Annual Report

For a share of beneficial interest outstanding through each period ended December 31, unless otherwise noted:

Class C Shares	2016*	2015	2014[1]	2014[2]	2013[2]	2012[2]	2011[2]
Net asset value, beginning of period	$16.83	$18.69	$19.36	$18.73	$17.30	$17.15	$15.07
Income (loss) from investment operations:
Net investment income (loss)[3]	0.00[4]	(0.02)	(0.03)	(0.02)	0.02	0.03	0.04
Net realized and unrealized gain (loss) on investments	0.28	(0.51)	2.05	2.16	1.45	0.16	2.10
Proceeds from settlement of regulatory matter	—	—	—	—	—	—	0.07
Total income (loss) from investment operations	0.28	(0.53)	2.02	2.14	1.47	0.19	2.21
Less distributions:
From net investment income	0.00[4]	(0.00)[4]	(0.01)	(0.00)[4]	(0.04)	(0.04)	(0.13)
From net realized gain on investments	—	(1.33)	(2.68)	(1.51)	—	—	—
Total distributions	0.00[4]	(1.33)	(2.69)	(1.51)	(0.04)	(0.04)	(0.13)
Net asset value, end of period	$17.11	$16.83	$18.69	$19.36	$18.73	$17.30	$17.15
Total return[5]	1.67%[6]	(2.82)%	10.30%[6]	11.51%	8.50%	1.09%[7]	14.75%[8]
Supplemental data and ratios:
Net assets, end of period (in thousands)	$12,901	$13,458	$14,952	$12,122	$10,635	$10,003	$11,511
Ratios to average net assets
Gross expenses	2.07%[9]	2.01%	1.93%[9]	1.98%	1.98%	1.96%	2.01%
Net Expenses[10]	1.98[9]	1.98[11]	1.92[9,10,11]	1.98[10]	1.98[10]	1.96[10]	2.01[10]
Net investment income (loss)	0.01[9]	(0.11)	(0.15)[9]	(0.12)	0.09	0.17	0.23
Portfolio turnover rate	12%[6]	26%	23%[6]	22%	26%	29%	30%

*  For the six months ended June 30, 2016 (unaudited).

1  For the period ended February 1, 2014 through December 31, 2014. See Note 1.

2  For the year ended January 31.

3  Per share amounts have been calculated using the average shares method.

4  Amount represents less than $0.01 per share.

5  Performance figures, exclusive of CDSC, may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

6  Not Annualized.

7  The total return includes gains from settlement of security litigations. Without these gains, the total return would have been 1.04% for the year ended January 31, 2012.

8  The total return reflects a payment received due to the settlement of a regulatory matter. Absent this payment, the total return would have been 14.28%. Class C received $47,518 related to this distribution.

9  Annualized.

10  The impact of compensating balance arrangements, if any, was less than 0.01%.

11  As a result of an expense limitation arrangement implemented as of November 7,2014, the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class C shares did not exceed 1.98%. This expense limitation arrangement cannot be terminated prior to December 31, 2016 without the Board of Trustees' consent.

The Accompanying Notes are an Integral Part of these Financial Statements.

1919 Funds 2016 Semi-Annual Report

For a share of beneficial interest outstanding through each period ended December 31, unless otherwise noted:

Class I Shares	2016*	2015	2014[1]	2014[2]	2013[2]	2012[2]	2011[2]
Net asset value, beginning of period	$16.63	$18.47	$19.15	$18.54	$17.12	$16.99	$14.92
Income (loss) from investment operations:
Net investment income[3]	0.08	0.16	0.18	0.17	0.19	0.19	0.20
Net realized and unrealized gain (loss) on investments	0.28	(0.50)	1.99	2.14	1.44	0.14	2.09
Total income (loss) from investment operations	0.36	(0.34)	2.17	2.31	1.63	0.33	2.29
Less distributions:
From net investment income	(0.08)	(0.17)	(0.17)	(0.19)	(0.21)	(0.20)	(0.22)
From net realized gain on investments	—	(1.33)	(2.68)	(1.51)	—	—	—
Total distributions	(0.08)	(1.50)	(2.85)	(1.70)	(0.21)	(0.20)	(0.22)
Net asset value, end of period	$16.91	$16.63	$18.47	$19.15	$18.54	$17.12	$16.99
Total Return[4]	2.19%[5]	(1.89)%	11.31%[5]	12.61%	9.60%	1.99%[6]	15.51%
Supplemental data and ratios:
Net assets, end of period (in thousands)	$5,404	$5,207	$4,002	$4,588	$1,642	$994	$1,141
Ratios to average net assets
Gross expenses	1.07%[7]	1.06%	1.02%[7]	1.07%	1.05%	1.16%	1.08%
Net Expenses[9]	1.00[7]	1.00	0.97[7,8]	1.00[8]	1.00[8]	1.00[8]	0.95[8]
Net investment income	0.98[7]	0.87	0.81[7]	0.85	1.07	1.12	1.25
Portfolio turnover rate	12%[5]	26%	23%[5]	22%	26%	29%	30%

*  For the six months ended June 30, 2016 (unaudited).

1  For the period ended January 31, 2014 through December 31, 2014. See Note 1.

2  For the year ended January 31.

3  Per share amounts have been calculated using the average shares method.

4  Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

5  Not Annualized.

6  The total return includes gains from settlement of security litigations. Without these gains, the total return would have been 1.93% for the year ended January 31, 2012.

7  Annualized.

8  The impact of compensating balance arrangements, if any, was less than 0.01%.

9  As a result of an expense limitation arrangement, the ratio of expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I shares did not exceed 1.00%. This expense limitation arrangement cannot be terminated prior to December 31, 2016 without the Board of Trustees' consent.

The Accompanying Notes are an Integral Part of these Financial Statements.

1919 Funds 2016 Semi-Annual Report

Notes to financial statements

Note 1. Organization

The 1919 Financial Services Fund (the "Financial Services Fund"), 1919 Maryland Tax-Free Income Fund (the "Maryland Fund") and 1919 Socially Responsive Balanced Fund (the "Socially Responsive Fund", and together, the "Funds") are separate series of the Trust for Advised Portfolios (the "Trust"), a Delaware Statutory Trust registered under the Investment Company Act of 1940, as amended (the "1940 Act") as an open-end investment management company. The Financial Services Fund and Maryland Tax-Free Fund are registered as non-diversified investment series; the Socially Responsive Fund is registered as a diversified series.

The Funds were converted to the Trust on November 10, 2014, and were previously organized in the Legg Mason Partners Equity Trust as the Legg Mason Investment Counsel ("LMIC") Financial Services Fund and LMIC Social Awareness Fund, and in the Legg Mason Tax-Free Income Fund as the LMIC Maryland Tax-Free Income Trust (the "Predecessor Funds"). Concurrent with the reorganization into the Trust, the Board of Trustees (the "Board") of the Trust elected to change the fiscal year end for each of the Funds to December 31.

The Financial Services Fund seeks long-term capital appreciation by investing primarily in common stocks. The Maryland Fund seeks a high level of current income exempt from federal and Maryland state and local income taxes, consistent with prudent investment risk and preservation of capital. The Socially Responsive Fund seeks to provide high total return consisting of capital appreciation and current income.

Note 2. Significant accounting policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses. Actual results may differ from those estimates.

(a) Securities valuation. Investments in securities traded on a national securities exchange are valued at the last reported sales price on the exchange on which the security is principally traded. Securities traded on the NASDAQ exchanges are valued at the NASDAQ Official Closing Price ("NOCP"). Exchange-traded securities for which no sale was reported and NASDAQ securities for which there is no NOCP are valued at the mean of the most recent quoted bid and ask prices quoted. Unlisted securities held by the Funds are valued at the last sale price in the over-the-counter ("OTC") market. If there is not trading on a particular day, the mean between the last quoted bid and ask price is used.

1919 Funds 2016 Semi-Annual Report

Notes to financial statements (cont'd)

Long-term fixed income securities are valued using prices provided by an independent pricing service approved by the Board. Pricing services may use various valuation methodologies, including matrix pricing and other analytical models as well as market transactions and dealer quotations. Securities for which market quotations are not readily available are valued at their estimated fair value as determined in good faith by 1919 Investment Counsel, LLC (the "Adviser") under procedures established by and under the general supervision and responsibility of the Board.

Various inputs are used in determining the value of the Funds' investments. These inputs are summarized into three broad levels and described below:

•  Level 1 — quoted prices in active markets for identical investments

•  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

•  Level 3 — significant unobservable inputs, including the Fund's own assumptions in determining the fair value of investments.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used in valuing the Funds' assets carried at fair value:

1919 FINANCIAL SERVICES FUND

Description	Level 1	Level 2	Level 3	Total
Long-term investments*:
Common Stocks	$107,092,356	$4,207,637	$—	$111,299,993
Total long-term investments	$107,092,356	$4,207,637	$—	$111,299,993
Total investments	$107,092,356	$4,207,637	$—	$111,299,993

1919 MARYLAND TAX-FREE INCOME FUND

Description	Level 1	Level 2	Level 3	Total
Long-term investments*:
Municipal Bonds	$—	$137,545,331	$—	$137,545,331
Total investments	$—	$137,545,331	$—	$137,545,331

1919 SOCIALLY RESPONSIVE BALANCED FUND

Description	Level 1	Level 2	Level 3	Total
Long-term investments*
Common Stocks	$79,934,985	$—	$—	$79,934,985
Asset Backed Securities	—	664,127	—	664,127
Collateralized Mortgage Obligations	—	769,600	—	769,600
Corporate Bonds	—	23,517,881	—	23,517,881
Foreign Government Agency Issues	—	335,038	—	335,038
Mortgage Backed Securities	—	1,528,200	—	1,528,200
Municipal Bonds	—	453,398	—	453,398
U.S. Government & Agency Obligations	—	8,647,781	—	8,647,781
Total long-term investments	$79,934,985	$35,916,025	$—	$115,851,010
Total investments	$79,934,985	$35,916,025	$—	$115,851,010

*  See Schedule of Investments for additional detailed categorizations.

1919 Funds 2016 Semi-Annual Report

The Funds recognize transfers between levels at the end of the reporting period. There were no transfers between levels at period end. There were no Level 3 securities held at period end.

(b) Repurchase agreements. The Funds may enter into repurchase agreements with institutions that the Adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, a fund acquires a debt security subject to an obligation of the seller to repurchase, and of the fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the fund's holding period. When entering into repurchase agreements, it is the Funds' policy that the custodian or a third party custodian, acting on the Funds' behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Funds generally have the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Funds seek to assert their rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

(c) Foreign currency translation. Investment securities and other assets and liabilities in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Funds do not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds' books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

1919 Funds 2016 Semi-Annual Report

Notes to financial statements (cont'd)

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) REIT distribution. The character of distributions received from Real Estate Investment Trusts (''REITs'') held by the Funds are generally comprised of net investment income, capital gains, and return of capital. It is the policy of the Funds to estimate the character of distributions received from underlying REITs based on historical data provided by the REITs. After each calendar year end, REITs report the actual tax character of these distributions. Differences between the estimated and actual amounts reported by the REITs are reflected in the Funds' records in the year in which they are reported by the REITs by adjusting related investment cost basis, capital gains and income, as necessary.

(e) Concentration risk. The Financial Services Fund normally invests at least 80% of its assets in financial services related investments. As a result of this investment policy, an investment in the Fund may be subject to greater risk and market fluctuation than an investment in a fund that invests in securities representing a broader range of investment alternatives.

The Maryland Fund invests substantially all of its assets in securities issued by or on behalf of the State of Maryland, its political subdivisions, municipalities, agencies, instrumentalities, and public authorities. Changes in economic conditions in, or governmental policies of, the State of Maryland could have a significant impact on the performance of the Fund.

The Maryland Fund may focus a significant amount of its investments in a single sector of the municipal securities market. In doing so, the Fund is more susceptible to factors adversely affecting that sector than a fund not following that practice.

The Maryland Fund may invest a significant portion of assets in securities issued by local governments or public authorities that are rated according to their particular creditworthiness, which may vary significantly from the state's general obligations. The value of the Fund's shares will be more susceptible to being materially impacted by a single economic, political or regulatory event affecting those issuers or their securities than shares of a diversified fund.

(f) Foreign investment risk. The Financial Services Fund's investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

1919 Funds 2016 Semi-Annual Report

(g) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Funds may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(h) Distribution to shareholders. The Financial Services Fund makes distributions from net investment income and of net realized gains, if any, at least annually. The Maryland Fund declares income distributions each business day to shareholders of record, which are paid monthly. The Maryland Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from federal and certain state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Fund. Distributions of net realized gains, if any, are taxable and are declared at least annually. The Socially Responsive Fund makes distributions from net investment income on a quarterly basis, and distributions of realized gains, if any, are declared annually. Distributions to shareholders of the Funds are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(i) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Funds on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(j) Compensating balance arrangements. The Predecessor Funds had an arrangement with their custodian bank whereby a portion of the custodian's fees were paid indirectly by credits earned on the Funds' cash on deposit with the bank.

(k) Federal and other taxes. It is the Funds' policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the "Code"), as amended, applicable to regulated investment companies. Accordingly, the Funds intend to distribute their taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Funds' financial statements.

Management has analyzed the Funds' tax positions taken on income tax returns for all open tax years and has concluded that as of December 31, 2015, no provision for income tax is required in the Funds' financial statements. The Funds' federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue. As of June 30, 2016, open tax years for the Financial Services Fund and Maryland Fund include the tax years ended March 31, 2013 through 2014, the period from April 1, 2014 to December 31, 2014, and the year ended December 31, 2015.

1919 Funds 2016 Semi-Annual Report

Notes to financial statements (cont'd)

As of June 30, 2016, open tax years for the Socially Responsive Fund include the tax years ended January 31, 2013 through 2014, the period from February 1 to December 31, 2014, and the year ended December 31, 2015. The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

Note 3. Investment management agreement and other transactions with affiliates

The Trust has an agreement with the Adviser to furnish investment advisory services to the Funds. Prior to converting to the Trust, the Adviser was previously known as Legg Mason Investment Counsel, LLC and served as sub-advisor to the Predecessor Funds. Prior to the conversion, Legg Mason Partners Fund Advisors, LLC ("LMPFA") served as investment manager to the Predecessor Funds, and Western Asset Management managed the Predecessor Funds' cash and short-term investments. Prior to the reorganization, the investment management fees paid as a percentage of average net assets were as follows: 0.80% for the Financial Services Fund, 0.55% for Maryland Tax-Free Fund, and 0.65% for the Socially Responsive Fund.

Under the terms of this agreement, the Funds pay an investment management fee, calculated daily and paid monthly for each Fund as follows:

Fund	Annual Rate
1919 Financial Services Fund	0.80% on average net assets
1919 Maryland Tax-Free Income Fund	0.55% on average net assets
1919 Socially Responsive Balanced Fund	0.65% on average net assets up to $100 million 0.61% on next $100 million 0.51% on next $100 million 0.46% thereafter

The Adviser has contractually agreed to reduce fees and pay expenses (other than interest, commissions, taxes, acquired fund fees and expenses, and extraordinary expenses) so that total annual operating expenses do not exceed the levels set forth below. This expense limitation arrangement cannot be terminated prior to December 31, 2016, without the Board's consent.

Fund	Class A	Class B	Class C	Class I
1919 Financial Services Fund	1.46%	N/A	2.13%	1.05%
1919 Maryland Tax-Free Income Fund	0.75%	N/A	1.30%	0.60%
1919 Socially Responsive Balanced Fund	1.27%	2.39%	1.98%	1.00%

Prior to the conversion, the Predecessor Funds had similar agreements to limit the operating expenses of each Fund as follows:

Predecessor Fund	Class A	Class B	Class C	Class I
LMIC Financial Services Fund	1.50%	N/A	2.25%	1.25%
LMIC Maryland Tax-Free Income Trust	0.75%	N/A	1.30%	0.60%
LMIC Social Awareness Balanced Fund	N/A	N/A	N/A	1.00%

1919 Funds 2016 Semi-Annual Report

These arrangements are expected to continue until December 31, 2016, and may not be terminated or amended prior to that date by agreement of the Adviser and the Board. After that date, the arrangements may be terminated or amended at any time by the Board upon 60 days' notice to the Adviser or by the Adviser with consent of the Board. These arrangements, however, may be modified by the Adviser to decrease total annual operating expenses at any time. For the Financial Services Fund and the Socially Responsive Fund, the Adviser may request recoupment for management fee waivers and Fund expense payments during the same fiscal year in which the Adviser earned the fee or incurred the expense if the class' total annual operating expenses have fallen to a level below the limits described above. For the Maryland Fund, the Adviser is permitted to recapture amounts waived and/or reimbursed to a class within three years after the fiscal year in which the Adviser earned the fee or incurred the expense if the class' total annual operating expenses have fallen to a level below the limits described above. Amounts waived prior to the conversion are not available for recoupment. Any such recoupment is contingent upon the subsequent review and approval of the recouped amounts by the Board. The amounts waived are detailed on each Fund's Statement of Operations.

For 1919 Maryland Tax-Free Income Fund, the adviser may recoup a portion of the following amounts no later than December 31 of the year stated below:

2016:	$—
2017:	42,474
2018:	286,750
2019:	145,692
$474,916

U.S. Bancorp Fund Services ("USBFS") serves as the Fund's Administrator. Each Fund pays USBFS a monthly fee computed at annual rate of average net assets, subject to a $60,000 annual minimum and $10,000 for each share class in excess of two, as follows:

Average Daily Net Assets	Annual Rate
First $500 million	0.050%
Next $500 million	0.040
Next $1 Billion	0.035
Next $1 Billion	0.030
Thereafter	0.025

Quasar Distributors, LLC ("Quasar") acts as the principal underwriter in a continuous offering of the Funds' shares. Prior to the conversion, Legg Mason Investor Services, LLC ("LMIS"), a wholly-owned broker-dealer subsidiary of Legg Mason, served as the Funds' sole and exclusive distributor.

There is a maximum initial sales charge of 5.75% for Class A shares of the Financial Services Fund and Socially Responsive Fund; the maximum initial sales charge for Class A shares of the Maryland Fund is 4.25%. There is a contingent deferred sales charge

1919 Funds 2016 Semi-Annual Report

Notes to financial statements (cont'd)

("CDSC") of 1.00% on Class C shares for the Funds, which applies if redemption occurs within 12 months from purchase. Class B shares of the Socially Responsive Fund have a CDSC if redeemed within five years of purchase, initially at 5.00% and declining 1.00% annually until the five-year period is complete. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within 18 months from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with other purchases in the Funds, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For Class A shares sold by the Distributor, the Distributor will receive the sales charge imposed on purchases of Class A shares (or any contingent deferred sales charge paid on redemptions) and will retain the full amount of such sales charge.

For the six months ended June 30, 2016, Quasar, did not retain sales charges on sales of the Class A shares of the Financial Services Fund, Maryland Fund, and Socially Responsive Fund. In addition, for the six months ended June 30, 2016, CDSCs paid to Quasar were:

CDSCs	Class A	Class B	Class C
1919 Financial Services Fund	N/A	N/A	$3,094
1919 Maryland Tax-Free Income Fund	N/A	N/A	$1,329
1919 Socially Responsive Balanced Fund	N/A	$93	$2,191

Note 4. Investments transactions

During the six months ended June 30, 2016, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S Government & Agency Obligations were as follow:

1919 FINANCIAL SERVICES FUND

	Investments	U.S. Government & Agency Obligations
Purchases	$4,758,443	—
Sales	$7,778,047	—

1919 MARYLAND TAX-FREE INCOME FUND

	Investments	U.S. Government & Agency Obligations
Purchases	$14,842,440	—
Sales	$8,026,050	—

1919 SOCIALLY RESPONSIVE BALANCED FUND

	Investments	U.S. Government & Agency Obligations
Purchases	$14,132,486	$169,546
Sales	$17,290,129	$2,859,371

1919 Funds 2016 Semi-Annual Report

Note 5. Income tax information and distributions to shareholders

At December 31, 2015, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

	1919 Financial Services Fund	1919 Maryland Tax-Free Income Fund	1919 Socially Responsive Balanced Fund
Cost of Investments for tax purposes	$81,287,589	$123,031,985	$96,541,730
Gross tax unrealized appreciation	37,599,457	10,861,190	37,142,061
Gross tax unrealized depreciation	(1,015,561)	(4,011,688)	(13,913,435)
Net tax unrealized appreciation on investment	36,583,896 *	6,849,502	23,228,626
Undistributed ordinary income	76,460	—	54,977
Undistributed tax-exempt income	—	135,657	—
Undistributed long-term capital gains	1,128,613	—	1,807,204
Capital loss carryforwards	—	(632,325)	—
Other book/tax temporary differences	(32,535)	(111,103)	(28,794)
Total accumulated earnings	$37,756,434	$6,241,731	$25,062,013

*  Includes appreciation/depreciation on foreign currency.

The tax character of distributions paid during the six months ended June 30, 2016, and the year ended December 31, 2015, for each Fund was as follows:

1919 FINANCIAL SERVICES FUND

	Six Months Ended June 30, 2016	Year Ended December 31, 2015
Distribution Paid From:
Ordinary Income	$—	$482,912
Net Long Term Capital Gains	—	7,865,810

1919 MARYLAND TAX-FREE INCOME FUND

	Six Months Ended June 30, 2016	Year Ended December 31, 2015
Distribution Paid From:
Tax Exempt Income	$2,355,711	$4,995,289
Ordinary Income	—	186,280

1919 SOCIALLY RESPONSIVE BALANCED FUND

	Six Months Ended June 30, 2016	Year Ended December 31, 2015
Distribution Paid From:
Ordinary Income	$401,809	$788,068
Net Long Term Capital Gains	—	9,151,247

1919 Funds 2016 Semi-Annual Report

Notes to financial statements (cont'd)

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These differences are primarily related reclassifications of paydown gains and losses on mortgage and asset-backed securities, foreign currency gains and losses, and amortization adjustments made for reporting purposes. These classifications have no effect on net assets or net asset value per share. For the year ended December 31, 2015, the following table shows the reclassifications made:

	Accumulated Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss) on Investments
1919 Financial Services Fund	$(3,513)	$3,513
1919 Maryland Tax-Free Income Fund	—	—
1919 Socially Responsive Balanced Fund	35,335	(35,335)

As of December 31, 2015, the Funds have capital loss carry forward amounts ("CLCFs") as summarized in the following table. Under the provision of the Regulated Investment Company Modernization Act of 2010, CLCFs originated in tax years beginning after December 22, 2010 can be carried forward indefinitely, and applied to offset future capital gains. CLCFs are applied consistent with the character in which they originated as a new loss on the first day of the immediately succeeding tax year. CLCFs originating in tax year beginning before December 22, 2010 may be carried forward, subject to certain limitations, for up to eight succeeding tax years, after which any unutilized CLCFs expire.

The Funds are required, in order to meet certain excise tax requirements, to measure and distribute annually, net capital gains realized during the twelve month period ending October 31. In connection with this requirement, the Funds are permitted, for tax purposes, to defer in to their next fiscal year any net capital losses incurred from November 1 through the end of the fiscal year. As of December 31, 2015, the Funds deferred, on a tax basis, post-October losses as shown in the table below:

	1919 Financial Services Fund	1919 Maryland Tax-Free Income Fund	1919 Socially Responsive Balanced Fund
Capital Loss Carryovers — expires 2016	$—	$235,583	$—
Capital Loss Carryovers — Short-Term	—	396,742	—
Capital Loss Carryovers — Long-Term	—	—	—
Post-October Losses	—	—	—

During the tax period ended December 31, 2015, the Maryland Tax-Free Income Fund utilized $368,323 of its CLCF to offset taxable gains.

1919 Funds 2016 Semi-Annual Report

Note 6. Class specific expenses

The Funds have each adopted a Rule 12b-1 distribution plan, under which the Funds pay a service fee with respect to their Class A, Class B (as applicable), and Class C shares as reflected in the table below. The Funds pay a distribution fee with respect to Class B (as applicable) and Class C shares as reflected in the table below. Service and distribution fees are accrued daily and paid monthly.

Fund	Class A	Class B Service	Class B Distribution	Class C Service	Class C Distribution
1919 Financial Services Fund	0.25%	N/A	N/A	0.25%	0.75%
1919 Maryland Tax-Free Income Fund	0.15%	N/A	N/A	0.25%	0.45%
1919 Socially Responsive Balanced Fund	0.25%	0.25%	0.75%	0.25%	0.75%

For the six months ended June 30, 2016, class specific expenses were as follows:

1919 FINANCIAL SERVICES FUND

	June 30, 2016
	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$80,297	$56,701
Class C	124,324	27,899
Class I	—	20,573
Total	$204,621	$105,173

1919 MARYLAND TAX-FREE INCOME FUND

	June 30, 2016
	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$69,076	$40,202
Class C	77,050	11,717
Class I	—	14,602
Total	$146,126	$66,521

1919 SOCIALLY RESPONSIVE BALANCED FUND

	June 30, 2016
	Service and/or Distribution Fees	Transfer Agent Fees
Class A	$123,048	$69,866
Class B	10,776	1,344
Class C	63,905	13,970
Class I	—	5,715
Total	$197,729	$90,895

*  Amount is negative due to expense accrual adjustment.

1919 Funds 2016 Semi-Annual Report

Notes to financial statements (cont'd)

Note 7. Shares of beneficial interest

At June 30, 2016, the Funds had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Funds have the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares. Transactions in shares of each class were as follows:

1919 FINANCIAL SERVICES FUND

	Six Months Ended June 30, 2016		Year Ended December 31, 2015
	Shares	Amount	Shares	Amount
Class A
Shares sold	351,664	$6,577,474	939,414	$18,987,754
Shares issued on reinvestment	—	—	233,913	4,544,928
Shares repurchased	(545,830)	(9,885,814)	(848,832)	(16,604,203)
Net increase (decrease)	(194,166)	$(3,308,340)	324,495	$(6,928,479)
Class C
Shares sold	60,674	$1,062,020	184,570	$3,456,531
Shares issued on reinvestment	—	—	92,820	1,690,256
Shares repurchased	(146,730)	(2,521,226)	(180,243)	(3,316,954)
Net increase (decrease)	(85,056)	$(1,459,206)	97,147	$1,829,833
Class I
Shares sold	295,558	$5,522,324	258,349	$5,216,389
Shares issued on reinvestment	—	—	77,493	1,517,327
Shares repurchased	(350,183)	(6,401,163)	(353,195)	(6,897,107)
Net decrease	(54,625)	$(878,839)	(17,353)	$(163,391)

1919 MARYLAND TAX-FREE INCOME FUND

	Six Months Ended June 30, 2016		Year Ended December 31, 2015
	Shares	Amount	Shares	Amount
Class A
Shares sold	126,299	$2,044,266	166,454	$2,719,214
Shares issued on reinvestment	94,132	1,523,734	205,219	3,338,962
Shares repurchased	(295,252)	(4,779,365)	(903,135)	(14,692,571)
Net decrease	(74,821)	$(1,211,365)	(531,462)	$(8,634,395)
Class C
Shares sold	70,674	$1,143,454	40,660	$662,150
Shares issued on reinvestment	17,975	290,945	40,808	663,954
Shares repurchased	(92,932)	(1,505,220)	(346,297)	(5,635,163)
Net decrease	(4,283)	$(70,821)	(264,829)	$(4,309,059)
Class I
Shares sold	87,104	$1,409,355	300,940	$4,904,049
Shares issued on reinvestment	16,105	260,797	32,706	532,349
Shares repurchased	(55,951)	(905,063)	(557,047)	(9,099,045)
Net increase (decrease)	47,258	$765,089	(223,401)	$(3,662,647)

1919 Funds 2016 Semi-Annual Report

1919 SOCIALLY RESPONSIVE BALANCED FUND

	Six Months Ended June 30, 2016		Year Ended December 31, 2015
	Shares	Amount	Shares	Amount
Class A
Shares sold	118,862	$1,958,805	213,562	$3,928,615
Shares issued on reinvestment	21,669	364,236	481,764	8,117,238
Shares repurchased	(373,778)	(6,153,438)	(762,098)	(13,995,119)
Net decrease	(233,247)	$(3,830,397)	(66,772)	$(1,949,266)
Class B
Shares sold	165	$2,578	2	$44
Shares issued on reinvestment	23	380	11,242	185,520
Shares repurchased	(37,295)	(603,731)	(77,007)	(1,400,959)
Net decrease	(37,107)	$(600,773)	(65,763)	$(1,215,395)
Class C
Shares sold	44,079	$728,328	84,472	$1,561,620
Shares issued on reinvestment	26	442	49,504	838,255
Shares repurchased	(89,580)	(1,479,487)	(134,606)	(2,485,044)
Net increase (decrease)	(45,475)	$(750,717)	(630)	$(85,169)
Class I
Shares sold	41,307	$682,238	150,305	$2,739,062
Shares issued on reinvestment	1,106	18,567	18,521	311,882
Shares repurchased	(35,835)	(587,363)	(72,400)	(1,334,596)
Net increase (decrease)	6,578	$113,442	96,426	$1,716,348

Note 8. Subsequent events

In preparing these financial statements, the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were available to be issued. Subsequent to the period end, the Maryland Fund has made the following distributions per share:

Record Date	Payable Date	Class A	Class C	Class I
Daily	7/31/2016	$0.045166	$0.037324	$0.047329

The Funds has determined that there were no other subsequent events that would need to be disclosed in the financial statements.

1919 Funds 2016 Semi-Annual Report

1919 Funds

Other Information (unaudited)

June 30, 2016

Proxy Voting

The Funds' proxy voting guidelines and a record of the Predecessor Funds' proxy votes for the 12 months ended June 30, 2016 are available without charge, upon request, by calling 1-877-568-7633 and on the Securities and Exchange Commission's website at www.sec.gov.

Quarterly Holdings

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds' Forms N-Q are available on the EDGAR database on the Securities and Exchange Commission's website at www.sec.gov. These Forms may also be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

1919 Funds 2016 Semi-Annual Report

Privacy Notice

The 1919 Funds collect non-public information about you from the following sources:

Information we receive about you on applications or other forms;

Information you give us orally; and/or

Information about your transactions with us or others

We do not disclose any non-public personal information about our customers or former customers without the customer's authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing a Fund. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities. We maintain physical, electronic and procedural safeguards to guard your personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of a Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

1919 Funds 2016 Semi-Annual Report

(This page intentionally left blank.)

(This page intentionally left blank.)

(This page intentionally left blank.)

(This page intentionally left blank.)

Investment adviser

1919 Investment Counsel, LLC
One South Street, Suite 2500
Baltimore, MD 21202

Distributor

Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Custodian

U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer agent, fund accountant and fund administrator

U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent registered public accounting firm

BBD, LLP
1835 Market Street, 26th Floor
Philadelphia, PA 19103

Legal counsel

Morgan, Lewis & Bockius LLP
1111 Pennsylvania Ave, NW
Washington, DC 20004

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Semi-Annual Report

June 30, 2016

1919 VARIABLE SOCIALLY RESPONSIVE BALANCED FUND

Table of Contents

Fund Expenses	2
Portfolio at a glance	3
Schedule of Investments	4
Statement of Assets and Liabilities	9
Statement of Operations	10
Statement of Changes in Net Assets	11
Financial Highlights	12
Notes	13
Other Information	20
Directory of Funds' Service Providers	Back Cover

Letter to Shareholders

Dear Shareholder,

We are pleased to bring you the semi-annual report on the 1919 Socially Responsive Balanced Fund through June 30, 2016.

Throughout the first half of the year, the Fund took a variety of measures to respond to changing market conditions. We increased exposure to the Consumer Discretionary, Information Technology and Energy sectors and decreased exposure to the Healthcare and Industrials sectors. Throughout the first half of 2016, we maintained our overweight positions to the Consumer Discretionary, Consumer Staples and Financials sectors and our underweight positions to the Energy, Industrials, Materials and Telecommunication sectors.

In the fixed-income portion of the Fund, we continued to purchase bonds that mature in the very near term along with those maturing in 7-12 years driven by our expectation for a flatter curve going into year-end. While we are forecasting higher rates going forward, we do believe the ascent will be slow and gradual. Previously, the potential for further deterioration in liquidity conditions led us to a preference for Treasuries and higher quality securities. While we still favor higher quality securities, we are no longer shying away from lower quality credits.

Our stock selection in the Consumer Discretionary, Financials, Materials and Utilities sectors contributed to relative performance of the Fund. In terms of sector positioning, our overweighting in the Consumer Staples sector also enhanced returns. On an individual stock basis the largest contributors to performance were: American Water Works, UnitedHealth Group, C.R. Bard, Verizon Communications, and Intuit.

The leading contributor to performance in the fixed-income portion of the Fund was our overweight allocation to corporate bonds, more specifically to the Industrial sector. On an individual security basis, the largest contributors to return were Federal National Mortgage Association 6.625% 11/30, U.S. Treasury 4.375% 11/39, National Rural Utilities Cooperative Finance 8% 3/32, U.S. Treasury 3.5% 2/39 and Potash Corporation of Saskatchewan 5.875% 12/36.

In the equity portion of the Fund, our stock selection in the Consumer Staples, Energy, Healthcare, Industrials and Information Technology sectors detracted from relative results. In terms of sector positioning, our overweighting of Financials and our underweighting of the Energy and Telecommunication

1919 Variable Socially Responsive Balanced Fund 2016 Semi-Annual Report
ii

sectors also detracted from performance. On an individual stock basis, the largest detractors from performance were: BorgWarner, Delta Air Lines, LinkedIn, Alexion Pharmaceuticals, and Invesco.

In the fixed-income portion of the Fund, the leading detractors were the underweights to Treasuries and Mortgage-Backed Securities. On an individual security basis, the smallest contributors to performance were Viacom 2.5% 9/18, Government National Mortgage Association 2010-56 BA, Government National Mortgage Association 2009-93 PB, Federal National Mortgage Association #900936 and Federal National Mortgage Association #555487.

Thank you for your investment in the 1919 Socially Responsive Balanced Fund. As always, we appreciate that you have chosen us to manage your assets and we remain focused on achieving the Fund's investment and social goals.

Sincerely,

Ronald T. Bates
Portfolio Manager (Equity Portion)
1919 Investment Counsel, LLC

Aimee M. Eudy
Portfolio Manager (Fixed-Income Portion)
1919 Investment Counsel, LLC

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results.

Stock prices are subject to market fluctuations and fixed-income securities are subject to credit and market risks. As interest rates rise, bond prices fall, reducing the value of the Fund's share price. Also, because the Fund uses a social awareness criterion, there may be a smaller universe of investments. Investments in asset backed and mortgage backed securities include additional risks that investors should be aware of such as credit risk, prepayment risk, possible illiquidity and default, as well as increased susceptibility to adverse economic developments. The Fund invests in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods. These risks are greater in emerging markets. Investing in emerging markets has more risk such as increased volatility, relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries and securities markets that are substantially smaller, less liquid and more volatile with less government oversight than more developed countries. The Fund may invest in Illiquid securities which involve the risk that the securities will not be able to be sold at the time or prices desired by the fund, particularly during times of market turmoil. Please see the Fund's prospectus for a more complete discussion of these and other risks, and the Fund's investment strategies.

Must be preceded or accompanied by a prospectus.

Views are subject to change at any time based on market or other conditions. This information should not be construed as a recommendation for any specific security.

1919 Investment Counsel is the Adviser to the 1919 Funds, which are distributed by Quasar Distributors, LLC.

1919 Variable Socially Responsive Balanced Fund 2016 Semi-Annual Report
iii

(This page intentionally left blank.)

Fund performance (unaudited)

Total Returns as of June 30, 2016

6 Months
1919 Variable Socially Responsive Balanced Fund	2.21%
S&P 500 TR(i)	3.84
Barclays U.S. Aggregate Index(ii)	5.31
Blended S&P 500 Index (70%) Barclays U.S. Aggregate Index (30%)(iii)	4.36

*  Average annualized returns

As of the Fund's current prospectus dated April 30, 2016, the gross total and net annual operating expense ratios were 1.23% and 0.89%(iv), respectively. Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Fund expense ratios are more likely to increase when markets are volatile.

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Fund returns assume the reinvestment of all distributions, at net asset value and the deduction of all Fund expenses. The returns shown do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the total returns. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Current performance of the fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-844-828-1919.

As of November 7, 2014, the Fund assumed the performance, financial and other historic information of the Legg Mason Investment Counsel Variable Social Awareness Portfolio.

Fund holdings and sector allocations are subject to change at any time and should not be considered a recommendation to buy or sell any security. Please refer to the Schedule of Investments in this report for a complete list of fund holdings.

(i)  The S&P 500 Index is an unmanaged index of 500 stocks and is generally representative of the performance of larger companies in the U.S.

(ii)  The Barclays U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

(iii)  The Blended S&P 500 Index (70%) and Barclays U.S. Aggregate Index (30%) has been prepared to parallel the targeted allocation of investments between equity and fixed-income securities. It consists of 70% of the performance of the S&P 500 Index and 30% of the Barclays Capital U.S. Aggregate Index.

(iv)  The advisor has contractually agreed to waive fees and reimburse operating expenses through December 31, 2016.

The Indices are unmanaged and are not subject to the same management and trading expenses as a mutual fund. Please note that an investor cannot invest directly in an index.

1919 Variable Socially Responsive Balanced Fund 2016 Semi-Annual Report
1

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on January 1, 2016 and held for the six months ended June 30, 2016.

Actual expenses

The table below titled "Based on Actual Total Return" provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Expenses Paid During the Period".

Hypothetical example for comparison purposes

The table below titled "Based on Hypothetical Total Return" provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return1

Actual Total Return[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
2.21%	$1,000.00	$1,022.10	0.89%	$4.47

Based on hypothetical total return1

Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
2.49%	$1,000.00	$1,020.44	0.89%	$4.47

1  For the six months ended June 30, 2016.

2  Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the total returns. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

3  Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), then divided by 366

1919 Variable Socially Responsive Balanced Fund 2016 Semi-Annual Report
2

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†  The bar graph above represents the composition of the Fund's investments as of June 30, 2016 and December 31, 2015. The Fund is actively managed. As a result, the composition of the Fund's investments is subject to change at any time.

1919 Variable Socially Responsive Balanced Fund 2016 Semi-Annual Report
3

Schedule of investments

June 30, 2016 (Unaudited)

1919 Variable Socially Responsive Balanced Fund

Security	Shares	Value
Common Stocks — 68.4%
Consumer Discretionary — 8.8%
BorgWarner Inc.	14,610	$431,287
Home Depot Inc/The	3,020	385,624
O'Reilly Automotive Inc.	2,050	555,755	*
TJX Cos Inc.	6,900	532,887
VF Corp.	8,410	517,131
Whirlpool Corp.	2,970	494,921
Yum! Brands Inc.	6,250	518,250
Total Consumer Discretionary		3,435,855
Consumer Staples — 7.7%
Costco Wholesale Corp.	4,470	701,969
CVS Health Corp.	6,550	627,097
Estee Lauder Cos. Inc., Class A Shares	7,900	719,058
General Mills Inc.	5,445	388,337
PepsiCo Inc.	5,375	569,428
Total Consumer Staples		3,005,889
Energy — 4.4%
FMC Technologies Inc.	9,670	257,899	*
National Oilwell Varco Inc.	9,360	314,964
Noble Energy Inc.	11,820	423,983
Occidental Petroleum Corp.	6,850	517,586
Royal Dutch Shell PLC	4,010	221,432
Total Energy		1,735,864
Financials — 10.4%
Crown Castle International Corp.	5,250	532,507
Discover Financial Services	12,420	665,588
Invesco Ltd.	16,470	420,644
PrivateBancorp Inc.	11,250	495,338
Simon Property Group LP	2,160	468,504
SunTrust Banks Inc.	14,020	575,942
U.S. Bancorp	11,010	444,033
Wells Fargo & Co.	9,710	459,574
Total Financials		4,062,130
Health Care — 10.9%
Alexion Pharmaceuticals Inc.	1,580	184,481	*
Celgene Corp.	3,900	384,657	*
Chubb Limited	3,890	508,462
CR Bard Inc.	2,860	672,557
Gilead Sciences Inc.	3,280	273,617
Novo Nordisk A/S, ADR	7,420	399,048
Regeneron Pharmaceuticals Inc.	520	181,600	*

1919 Variable Socially Responsive Balanced Fund 2016 Semi-Annual Report
4

1919 Variable Socially Responsive Balanced Fund

Security			Shares	Value
Health Care — continued
Shire PLC, ADR			1,870	$344,230
Thermo Fisher Scientific Inc.			3,650	539,324
UnitedHealth Group Inc.			5,520	779,424
Total Health Care				4,267,400
Industrials — 7.2%
Danaher Corp.			6,320	638,320
Delta Air Lines Inc.			13,350	486,340
Illinois Tool Works Inc.			4,900	510,384
Quanta Services Inc.			16,750	387,260	*
Roper Technologies Inc.			2,110	359,882
Union Pacific Corp.			4,920	429,270
Total Industrials				2,811,456
Information Technology — 13.7%
Alphabet, Inc., Class A Shares			640	450,259	*
Alphabet, Inc., Class C Shares			615	425,642	*
Apple Inc.			7,760	741,856
Cisco Systems Inc.			9,600	275,424
Cognizant Technology Solutions Corp., Class A Shares			11,100	635,364	*
eBay Inc.			10,880	254,701	*
Facebook Inc.			4,140	473,119	*
Intuit Inc.			4,240	473,226
LinkedIn Corp., Class A Shares			2,180	412,565	*
PayPal Holdings Inc.			15,330	559,698	*
Visa Inc., Class A Shares			9,000	667,530
Total Information Technology				5,369,384
Materials — 1.5%
Air Products & Chemicals Inc.			4,295	610,062
Total Materials				610,062
Telecommunication Services — 1.3%
Verizon Communications Inc.			9,240	515,962
Total Telecommunication Services				515,962
Utilities — 2.5%
American Water Works Co. Inc.			11,650	984,541
Total Utilities				984,541
Total Common Stocks (Cost — $19,922,687)				26,798,543
Security	Rate	Maturity Date	Face Amount	Value
Asset Backed Securities — 0.6%
Nelnet Student Loan Trust, 2008-2 A4	2.340%	6/26/34	$219,304	$221,708	(a)
Total Asset Backed Securities (Cost — $225,959)				221,708

1919 Variable Socially Responsive Balanced Fund 2016 Semi-Annual Report
5

Schedule of investments (cont'd)

June 30, 2016 (Unaudited)

1919 Variable Socially Responsive Balanced Fund

Security	Rate	Maturity Date	Face Amount	Value
Collateralized Mortgage Obligations — 0.3%
Federal Home Loan Mortgage Corp. (FHLMC), 3835 BA	4.000%	8/15/38	$61,996	$65,448
Federal National Mortgage Association (FNMA), 2001-53 CY	4.000%	6/25/41	14,335	15,560
Government National Mortgage Association (GNMA), 2010-56 BA	4.500%	2/20/36	14,122	14,183
Government National Mortgage Association (GNMA), 2009-93 PB	3.000%	12/16/38	27,862	28,237
Total Collateralized Mortgage Obligations (Cost — $123,402)				123,428
Corporate Bonds — 18.4%
Consumer Discretionary — 1.5%
Comcast Corp.	3.375%	2/15/25	70,000	75,553
Comcast Corp.	5.650%	6/15/35	200,000	260,880
Ford Motor Credit Co. LLC	8.000%	12/15/16	115,000	118,504
Scripps Networks Interactive Inc.	2.750%	11/15/19	40,000	40,866
Starbucks Corp.	2.450%	6/15/26	65,000	66,095
Total Consumer Discretionary				561,898
Consumer Staples — 1.3%
CVS Health Corp.	3.875%	7/20/25	95,000	104,694
PepsiCo Inc.	5.000%	6/1/18	245,000	263,823
PepsiCo Inc.	3.100%	7/17/22	135,000	143,841
Total Consumer Staples				512,358
Energy — 0.6%
FMC Technologies Inc.	2.000%	10/1/17	50,000	49,671
ONEOK Partners LP	2.000%	10/1/17	50,000	49,946
Statoil ASA	5.250%	4/15/19	110,000	121,180
Total Energy				220,797
Financials — 7.1%
Aflac Inc.	4.000%	2/15/22	130,000	143,524
Bank of America Corp.	1.350%	11/21/16	200,000	200,297
Bank of Montreal	1.400%	9/11/17	75,000	75,393
Bank of Nova Scotia	2.050%	10/30/18	125,000	127,055
BlackRock Inc.	4.250%	5/24/21	125,000	140,329
Citigroup Inc.	5.500%	9/13/25	110,000	123,529
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Rabobank)	4.500%	1/11/21	150,000	166,763
Goldman Sachs Group Inc.	1.726%	11/15/18	150,000	150,418 (a)
HCP Inc.	2.625%	2/1/20	250,000	252,204
Hospitality Properties Trust	4.650%	3/15/24	100,000	101,982
Intercontinental Exchange Inc.	4.000%	10/15/23	125,000	135,650
JPMorgan Chase & Co.	6.000%	1/15/18	75,000	80,228
Morgan Stanley	2.200%	12/7/18	150,000	152,066
Morgan Stanley	5.000%	11/24/25	70,000	76,780

1919 Variable Socially Responsive Balanced Fund 2016 Semi-Annual Report
6

1919 Variable Socially Responsive Balanced Fund

Security	Rate	Maturity Date	Face Amount	Value
Financials — continued
National Rural Utilities Cooperative Finance Corp.	8.000%	3/1/32	$200,000	$300,034
NYSE Holdings LLC	2.000%	10/5/17	140,000	141,548
Simon Property Group LP	4.125%	12/1/21	85,000	94,299
State Street Corp.	3.700%	11/20/23	65,000	71,642
TD Ameritrade Holding Corp.	2.950%	4/1/22	125,000	130,340
Wells Fargo & Co.	4.600%	4/1/21	100,000	111,818
Total Financials				2,775,899
Health Care — 1.4%
Gilead Sciences Inc.	4.500%	4/1/21	125,000	140,205
Gilead Sciences Inc.	3.650%	3/1/26	125,000	136,186
Medtronic Inc.	4.125%	3/15/21	200,000	220,836
UnitedHealth Group Inc.	1.400%	10/15/17	50,000	50,269
Total Health Care				547,496
Industrials — 0.1%
Flowserve Corp.	4.000%	11/15/23	50,000	51,492
Total Industrials				51,492
Information Technology — 4.8%
Altera Corp.	2.500%	11/15/18	75,000	77,602
Apple Inc.	2.100%	5/6/19	180,000	185,317
Apple Inc.	2.850%	2/23/23	185,000	194,573
Cisco Systems Inc.	2.125%	3/1/19	125,000	128,432
eBay Inc.	2.500%	3/9/18	55,000	56,027
Intel Corp.	1.350%	12/15/17	125,000	125,768
Intel Corp.	3.700%	7/29/25	100,000	111,198
KLA-Tencor Corp.	4.125%	11/1/21	135,000	143,894
Microsoft Corp.	3.125%	11/3/25	125,000	134,037
Microsoft Corp.	4.200%	11/3/35	125,000	141,859
Oracle Corp.	2.800%	7/8/21	125,000	131,295
Priceline Group Inc.	3.650%	3/15/25	85,000	90,207
QUALCOMM Inc.	3.450%	5/20/25	215,000	228,741
Texas Instruments Inc.	1.650%	8/3/19	150,000	152,043
Total Information Technology				1,900,993
Materials — 0.6%
Potash Corp. of Saskatchewan Inc.	5.875%	12/1/36	200,000	241,521
Total Materials				241,521
Telecommunication Services — 1.0%
AT&T Inc.	4.450%	4/1/24	150,000	165,056
AT&T Inc.	3.400%	5/15/25	185,000	189,590
Verizon Communications Inc.	2.406%	9/14/18	55,000	56,390	(a)
Total Telecommunication Services				411,036
Total Corporate Bonds (Cost — $6,762,308)				7,223,490

1919 Variable Socially Responsive Balanced Fund 2016 Semi-Annual Report
7

Schedule of investments (cont'd)

June 30, 2016 (Unaudited)

1919 Variable Socially Responsive Balanced Fund

Security	Rate	Maturity Date	Face Amount	Value
Foreign Government Agency Issues — 0.3%
International Finance Corp.	0.625%	11/15/16	$110,000	$110,013
Total Foreign Government Agency Issues (Cost — $109,982)				110,013
Mortgage Backed Securities — 1.0%
Federal National Mortgage Association (FNMA)
Pool 555487	5.000%	5/1/18	17,778	18,286
Pool 896885	6.000%	6/1/22	7,721	8,300
Pool 995262	5.500%	1/1/24	33,944	37,168
Pool 891596	5.500%	6/1/36	40,734	45,738
Pool 900936	6.500%	2/1/37	3,011	3,466
Pool 946594	6.000%	9/1/37	43,884	50,209
Federal Home Loan Mortgage Corportation (FHLMC)
Gold Pool C91417	3.500%	1/1/32	71,572	76,714
Gold Pool A35826	5.000%	7/1/35	44,748	49,409
Gold Pool A49479	5.000%	6/1/36	40,690	45,106
Gold Pool A65694	6.000%	9/1/37	37,883	43,020
Total Mortgage Backed Securities (Cost — $341,119)				377,416
U.S. Government & Agency Obligations — 7.9%
Federal Home Loan Mortgage Corp (FHLMC)	3.750%	3/27/19	120,000	129,612
Federal Home Loan Mortgage Corp (FHLMC)	1.250%	10/2/19	75,000	75,927
Federal National Mortgage Association (FNMA)	1.150%	12/12/18	150,000	151,659
Federal National Mortgage Association (FNMA)	6.625%	11/15/30	365,000	560,103
United States Treasury Bonds	7.875%	2/15/21	140,000	183,706
United States Treasury Bonds	7.250%	8/15/22	150,000	204,322
United States Treasury Bonds	7.125%	2/15/23	100,000	137,701
United States Treasury Bonds	6.250%	8/15/23	50,000	67,047
United States Treasury Bonds	7.500%	11/15/24	210,000	312,420
United States Treasury Bonds	6.875%	8/15/25	50,000	73,380
United States Treasury Bonds	3.500%	2/15/39	176,000	222,204
United States Treasury Bonds	4.375%	11/15/39	242,000	344,117
United States Treasury Notes	3.625%	8/15/19	190,000	206,992
United States Treasury Notes	2.625%	8/15/20	400,000	427,711
Total U.S. Government & Agency Obligations (Cost — $2,686,820)				3,096,901
Total Investments — 96.9% (Cost — $30,172,277)				37,951,499
Other Assets in Excess of Liabilities — 3.1%				1,227,498
Total Net Assets — 100.0%				$39,178,997

Notes:

*  Non-income producing security.

(a)  Variable rate security. Interest rate disclosed is rate at period end.

Abbreviations used in this schedule:

ADR  — American Depositary Receipts

PLC  — Public Limited Company

1919 Variable Socially Responsive Balanced Fund 2016 Semi-Annual Report
8

Statement of assets and liabilities

June 30, 2016 (Unaudited)

Assets:
Investments in securities at value (cost $30,172,277)	$37,951,499
Cash	1,188,943
Receivable for Fund shares sold	36
Dividends and interest receivable	112,484
Prepaid expenses	2,629
Total assets	39,255,591
Liabilities:
Payable for Fund shares repurchased	3,229
Investment management fees payable	11,152
Accrued other expenses	62,213
Total liabilities	76,594
Net Assets	$39,178,997
Components of Net Assets:
Paid-in capital	$30,246,611
Accumulated net investment income	191,806
Accumulated net realized gain on investments	961,358
Net unrealized appreciation on investments	7,779,222
Net Assets	$39,178,997
Total Fund:
Net Assets	$39,178,997
Shares Issued and Outstanding (unlimited shares authorized, $0.00001 par value)	1,458,195
Net Asset Value, Redemption Price and Offering Price Per Share	$26.87

The accompanying notes are an integral part of these financial statements.

1919 Variable Socially Responsive Balanced Fund 2016 Semi-Annual Report
9

Statement of operations

For the Six Months Ended June 30, 2016 (Unaudited)

Investment Income:
Dividend income (Net of foreign tax of $958)	$215,450
Interest income	171,496
Total Investment Income	386,946
Expenses:
Advisory fees (Note 3)	125,970
Transfer agent fees and expenses	47,224
Administration and fund accounting fees	37,057
Shareholder reporting fees	14,009
Audit fees	8,454
Trustees' fees	5,767
Legal fees	4,324
Compliance Fee	2,967
Miscellaneous	2,236
Custody fees	2,011
Insurance fees	2,010
Total Expenses	252,029
Expenses waived by the Adviser	(79,547)
Net Expenses	172,482
Net Investment Income	214,464
Realized and Unrealized Gain on Investments
Net realized gain on investments	340,668
Net change in unrealized appreciation/depreciation on investments	268,578
Net Realized and Unrealized Gain on Investments	609,246
Net Increase in Net Assets Resulting from Operations	$823,710

The accompanying notes are an integral part of these financial statements.

1919 Variable Socially Responsive Balanced Fund 2016 Semi-Annual Report
10

Statements of changes in net assets

For the Six Months Ended June 30, 2016 (Unaudited) and Year Ended December 31, 2015	2016	2015
Increase (Decrease) in Net Assets from:
Operations:
Net investment income	$214,464	$445,497
Net realized gain on investments	340,668	4,208,586
Net change in unrealized appreciation/depreciation on investments	268,578	(5,393,111)
Net Increase (Decrease) in Net Assets Resulting from Operations	823,710	(739,028)
Distributions to shareholders:
Net investment income	—	(531,678)
Net realized gains	—	(3,573,991)
Total Distributions to Shareholders	—	(4,105,669)
Capital Transactions:
Net proceeds from shares sold	31,940	1,484,770
Reinvestment of distributions	—	4,105,669
Cost of shares repurchased	(1,985,380)	(7,892,869)
Net Decrease in Net Assets from Capital Transactions	(1,953,440)	(2,302,430)
Total Decrease in Net Assets	(1,129,730)	(7,147,127)
Net Assets:
Beginning of period	40,308,727	47,455,854
End of period	$39,178,997	$40,308,727
Accumulated net investment income (loss)	$191,806	$(22,658)
Capital Share Transactions:
Shares sold	1,246	49,466
Shares reinvested	—	155,283
Shares repurchased	(76,331)	(265,938)
Net Decrease in Shares Outstanding	(75,085)	(61,189)

The accompanying notes are an integral part of these financial statements.

1919 Variable Socially Responsive Balanced Fund 2016 Semi-Annual Report
11

Financial highlights

For a share of beneficial interest outstanding throughout each year ended December 31,

	2016*	2015	2014	2013	2012	2011
Net asset value, beginning of year	$26.29	$29.76	$30.96	$26.30	$24.11	$24.40
Income (loss) from investment operations:
Net investment income[1]	0.14	0.29	0.27	0.27	0.30	0.27
Net realized and unrealized gain (loss) on investments	0.44	(0.78)	2.64	4.64	2.28	(0.28)
Total income (loss) from investment operations	0.58	(0.49)	2.91	4.91	2.58	(0.01)
Less distributions:
From net investment income	—	(0.39)	(0.28)	(0.25)	(0.39)	(0.28)
From net realized gain on investments	—	(2.59)	(3.83)	—	—	—
Total distributions	—	(2.98)	(4.11)	(0.25)	(0.39)	(0.28)
Net asset value, end of year	$26.87	$26.29	$29.76	$30.96	$26.30	$24.11
Total return[2]	2.21%[8]	(1.71)%	9.30%	18.71%	10.71%	(0.02)%[3]
Supplemental data and ratios:
Net assets, end of year (in thousands)	$39,179	$40,309	$47,456	$48,737	$46,323	$49,459
Ratios to average net assets
Gross expenses	1.30%[7]	1.23%	0.94%	0.89%	0.93%	0.95%
Net Expenses[4,5]	0.89[6,7]	0.89[6]	0.92[6]	0.89	0.93	0.93[6]
Net investment income	1.10[7]	0.99	0.85	0.95	1.16	1.11
Portfolio turnover rate	12%[8]	27%	26%	25%	21%	33%

*  For the six months ended June 30, 2016 (unaudited).

1  Per share amounts have been calculated using the average shares method.

2  "Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Past performance is no guarantee of future results."

3  The total return includes gains from settlement of security litigations. Without these gains, the total return would have been (0.14)% for the year ended December 31, 2011.

4  Effective November 10, 2014, the Adviser has agreed to limit expenses, other than brokerage, interest, taxes, extraordinary expenses and acquired fund fees and expenses, to no more than 0.89% of the Fund's average net assets. This expense limitation arrangement cannot be terminated prior to December 31, 2016 without the Board of Trustees' consent.

5  The impact of compensating balance arrangements, if any, was less than 0.01%.

6  Reflects fee waivers and/or expense reimbursements.

7  Annualized.

8  Not Annulaized.

The accompanying notes are an integral part of these financial statements.

1919 Variable Socially Responsive Balanced Fund 2016 Semi-Annual Report
12

Notes to financial statements

Note 1. Organization

1919 Variable Socially Responsive Balanced Fund (the "Fund") is a diversified series of Trust for Advised Portfolios (the "Trust"). The Trust, a Delaware Statutory Trust, is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as an open-end investment management company. The Fund was converted to the Trust on November 10, 2014, and was previously organized under the Legg Mason Partners Variable Equity as the Legg Mason Investment Counsel Variable Social Awareness Portfolio (the "Predecessor Fund").

Shares of the Fund may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.

The Fund seeks capital appreciation and retention of net investment income.

Note 2. Significant accounting policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the period. Actual results may differ from those estimates.

(a) Securities valuation. Investments in securities traded on a national securities exchange are valued at the last reported sales price on the exchange on which the security is principally traded. Securities traded on the NASDAQ exchanges are valued at the NASDAQ Official Closing Price ("NOCP"). Exchange-traded securities for which no sale was reported and NASDAQ securities for which there is no NOCP are valued at the mean of the most recent quoted bid and ask prices quoted. Unlisted securities held by the Fund are valued at the last sale price in the over-the-counter ("OTC") market. If there is not trading on a particular day, the mean between the last quoted bid and ask price is used.

Long-term fixed income securities are valued using prices provided by an independent pricing service approved by the Board of Trustees. Pricing services may use various valuation methodologies, including matrix pricing and other analytical models as well as market transactions and dealer quotations. Short-term investments are valued at amortized cost, which approximates fair value. If amortized cost does not approximate fair value, short term securities are reported at fair value. Securities for which market quotations are not readily available are valued at their estimated fair value as determined in good faith by

1919 Variable Socially Responsive Balanced Fund 2016 Semi-Annual Report
13

Notes to financial statements (cont'd)

1919 Investment Counsel, LLC (the "Adviser" or "1919") under procedures established by and under the general supervision and responsibility of the Trust's Board of Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized into three broad levels and described below:

•  Level 1 — quoted prices in active markets for identical investments

•  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

•  Level 3 — significant unobservable inputs, including the Fund's own assumptions in determining the fair value of investments.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used in valuing the Fund's assets carried at fair value:

ASSETS

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-term investments*
Common Stocks	$26,798,543	$—	$—	$26,798,543
Asset Backed Securities	—	221,708	—	221,708
Collateralized Mortgage Obligations	—	123,428	—	123,428
Corporate Bonds & Notes	—	7,223,490	—	7,223,490
Mortgage Backed Securities	—	377,416	—	377,416
Foreign Government Agency	—	110,013	—	110,013
U.S. Government & Agency Obligations	—	3,096,901	—	3,096,901
Total long-term investments	$26,798,543	$11,152,956	$—	$37,951,499
Total investments	$26,798,543	$11,152,956	$—	$37,951,499

*  See Schedule of Investments for additional detailed categorizations.

The Fund recognizes transfers between levels at the end of the reporting period. There were no transfers between levels at period end. There were no level 3 securities held at period end.

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that the Adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. When entering into repurchase agreements, it is the Fund's policy that its custodian or a third party custodian, acting on the Fund's behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To

1919 Variable Socially Responsive Balanced Fund 2016 Semi-Annual Report
14

the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Foreign investment risk. The Fund's investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

1919 Variable Socially Responsive Balanced Fund 2016 Semi-Annual Report
15

Notes to financial statements (cont'd)

(e) Credit and market risk. Investments in securities that are collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(f) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(g) Distribution to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(h) REIT distributions. The character of distributions received from Real Estate Investment Trusts (''REITs'') held by the Fund is generally comprised of net investment income, capital gains, and return of capital. It is the policy of the Fund to estimate the character of distributions received from underlying REITs based on historical data provided by the REITs. After each calendar year end, REITs report the actual tax character of these distributions. Differences between the estimated and actual amounts reported by the REITs are reflected in the Fund's records in the year in which they are reported by the REITs by adjusting related investment cost basis, capital gains and income, as necessary.

(i) Compensating balance arrangements. The Predecessor Fund had an arrangement with its custodian bank whereby a portion of the custodian's fees was paid indirectly by credits earned on the Fund's cash on deposit with the bank.

(j) Federal and other taxes. It is the Fund's policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the "Code"), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund's financial statements.

1919 Variable Socially Responsive Balanced Fund 2016 Semi-Annual Report
16

Management has analyzed the Fund's tax positions taken on income tax returns for all open tax years and has concluded that as of June 30, 2016, no provision for income tax is required in the Fund's financial statements. The Fund's federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue. The Fund has no examination in progress and is not aware of any tax position for which it is reasonably possible that the total amount of unrecognized tax benefits will significantly change in the next twelve months.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

Note 3. Investment management agreement and other transactions with affiliates

The Trust has an agreement with the Adviser to furnish investment advisory services to the Fund. Prior to converting to the Trust, the Adviser was previously known as Legg Mason Investment Counsel and served as sub-advisor to the Predecessor Fund. Prior to the conversion, Legg Mason Partners Fund Advisors, LLC ("LMPFA") served as investment manager to the Predecessor Fund, and Western Asset Management managed the Predecessor Fund's cash and short-term investments. Prior to the reorganization, the investment management fee paid was 0.71% of the Predecessor Fund's net assets. See Note 1.

Under the terms of this agreement, the Fund pays an investment management fee, calculated daily and paid monthly, in accordance with the following breakpoint schedule:

Average Daily Net Assets	Annual Rate
First $100 million	0.65%
Next $100 million	0.61
Next $100 million	0.51
Over $300 million	0.46

The Adviser has agreed to waive fees and reimburse operating expenses (other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses) so that total annual operating expenses do not exceed 0.89% (the "expense cap"). This expense limitation arrangement cannot be terminated prior to December 31, 2016, without the Board of Trustees' consent. Prior to the conversion, the Predecessor Fund limited its operating expenses to 1.00% of average net assets.

The Adviser is permitted to recapture amounts waived or reimbursed to the Fund during the same fiscal year if the total annual operating expenses have fallen to a level below the expense cap in effect at the time the fees were earned or the expenses incurred. In no case will the investment manager recapture any amount that would result, on any particular business day, in the Fund's Adviser total annual operating expenses exceeding the expense cap or any other lower limit then in effect. For the six months ended June 30, 2016, the Adviser waived $79,547.

1919 Variable Socially Responsive Balanced Fund 2016 Semi-Annual Report
17

Notes to financial statements (cont'd)

U.S. Bancorp Fund Services ("USBFS") serves as the Fund's Administrator. The Fund pays USBFS a monthly fee computed at annual rate of average net assets, subject to a $60,000 annual minimum, as follows:

Average Daily Net Assets	Annual Rate
First $500 million	0.050%
Next $500 million	0.040
Next $1 Billion	0.035
Next $1 Billion	0.030
Thereafter	0.025

U.S. Bank, N.A., serves as the Fund's custodian, and Quasar Distributors, LLC, an affiliate of USBFS, serves as the Fund's distributor and principal underwriter.

Note 4. Investment transactions

During the six months ended June 30, 2016, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S Government & Agency Obligations were as follow:

	Investments	U.S. Government & Agency Obligations
Purchases	$4,482,724	$—
Sales	5,640,587	918,888

Note 5. Income tax information and distributions to shareholders

At December 31, 2015, the components of distributable accumulated earnings (deficit) on a tax basis were as follows:

Cost of Investments for tax purposes	$31,960,225
Gross tax unrealized appreciation	9,338,110
Gross tax unrealized depreciation	(1,844,380)
Net tax unrealized appreciation on investments	7,493,730
Undistributed ordinary income	69,459
Undistributed long-term capital gains	568,145
Other accumulated earnings	(22,658)
Total accumulated earnings	$8,108,676

As of December 31, 2015, the Fund has no capital loss carryforward balance.

The tax character of distributions paid during the six months ended June 30, 2016 and fiscal year ended December 31, 2015, was as follows:

	Six Months Ended June 30, 2016	Year Ended December 31, 2015
Distribution Paid From:
Ordinary Income	$—	$578,093
Net Long Term Capital Gains	—	3,527,576

1919 Variable Socially Responsive Balanced Fund 2016 Semi-Annual Report
18

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These differences are primarily related to net operating losses, reclassifications of paydown losses on mortgage and asset-backed securities. These reclassifications have no effect on net assets or net asset value per share. For the year ended December 31, 2015, the following table shows the reclassifications made:

	Paid-In-Capital	Accumulated Net Investment Loss	Accumulated Net Realized Gain on Investments
1919 Variable Socially Responsive Balanced Fund	—	$26,145	$(26,145)

Note 6. Subsequent events

In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were available to be issued. The Fund has determined that there were no subsequent events that would need to be disclosed in the Fund's financial statements.

1919 Variable Socially Responsive Balanced Fund 2016 Semi-Annual Report
19

Other Information

June 30, 2016

Proxy Voting

The Fund's proxy voting guidelines and a record of the Predecessor Fund's proxy votes for the 12 months ended June 30, 2016 are available without charge, upon request, by calling 1-877-568-7633 and on the Securities and Exchange Commission's website at www.sec.gov.

Quarterly Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the EDGAR database on the Securities and Exchange Commission's website at www.sec.gov. These Forms may also be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

1919 Variable Socially Responsive Balanced Fund
20

(This page intentionally left blank.)

(This page intentionally left blank.)

(This page intentionally left blank.)

1919
Variable Socially Responsive Balanced Fund

Investment adviser

1919 Investment Counsel, LLC
One South Street, Suite 2500
Baltimore, MD 21202

Distributor

Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Custodian

U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer agent, fund accountant and fund administrator

U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent registered public accounting firm

BBD, LLP
1835 Market Street, 26th Floor
Philadelphia, PA 19103

Legal counsel

Morgan, Lewis & Bockius LLP
2020 K Street NW
Washington, DC 20006-1806

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)         The Registrant’s President and Treasurer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)         There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)         (1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit.  Not Applicable for Semi-Annual Reports.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)         Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.  Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Trust for Advised Portfolios

By	/s/ Christopher E. Kashmerick
Christopher E. Kashmerick, President

Date	9/6/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Christopher E. Kashmerick
Christopher E. Kashmerick, President

Date	9/6/16

By	/s/ Russell B. Simon
Russell B. Simon, Treasurer

Date	9/6/16